Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	PGR
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Central Index Key	0000080661
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		611,506,847
Entity Public Float			$ 12,567,057,592

Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Net premiums earned	$ 14,902.8		$ 14,314.8		$ 14,012.8
Investment income	480		520.1		507
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(6)		(19.1)		(80.9)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	0.5		5.2		40.1
Net impairment losses recognized in earnings	(5.5)		(13.9)		(40.8)
Net realized gains (losses) on securities	108.1		110		67.9
Total net realized gains (losses) on securities	102.6		96.1		27.1
Service revenues	22.8		25.9		16.7
Net gains (losses) on extinguishment of debt	(0.1)		6.4		0
Total revenues	15,508.1		14,963.3		14,563.6
Expenses
Losses and loss adjustment expenses	10,634.8		10,131.3		9,904.9
Policy acquisition costs	1,399.2		1,359.9		1,364.6
Other underwriting expenses	1,821.5		1,740.1		1,567.7
Investment expenses	13.5		11.9		11.1
Service expenses	19.4		21.4		19.4
Interest expense	132.7		133.5		139
Total expenses	14,021.1		13,398.1		13,006.7
Net Income
Income before income taxes	1,487		1,565.2		1,556.9
Provision for income taxes	471.5		496.9		499.4
Net income	1,015.5		1,068.3		1,057.5
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	(3.6)		13.9		(15.7)
Other net unrealized gains (losses) on securities, after tax	(80.9)		323.2		712.3
Change in net unrealized gains (losses) on securities, after tax	(84.5)	[1]	337.1	[1]	696.6	[1]
Change in net unrealized gains on forecasted transactions, after tax	(6.8)		(6.9)		(3.3)
Foreign currency translation adjustment, after tax	0.1		0.3		1.4
Other comprehensive income (loss), after tax	(91.2)		330.5		694.7
Comprehensive income	$ 924.3		$ 1,398.8		$ 1,752.2
Computation of Net Income Per Share
Average shares outstanding - Basic	632.3		657.9		666.8
Net effect of dilutive stock-based compensation	4.6		5.4		5.4
Total equivalent shares - Diluted	636.9		663.3		672.2
Basic: Net income per share	$ 1.61		$ 1.62		$ 1.59
Diluted: Net income per share	$ 1.59		$ 1.61		$ 1.57

[1]	December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments - Available-for-sale, at fair value:
Fixed maturities (amortized cost: $11,455.7 and $11,630.8)	$ 11,759.3		$ 11,850
Equity securities:
Nonredeemable preferred stocks (cost: $473.7 and $601.3)	806.3		1,157.6
Common equities (cost: $1,431.0 and $1,021.7)	1,845.6		1,425
Short-term investments (amortized cost: $1,551.8 and $1,090.8)	1,551.8		1,090.8
Total investments at fair value	15,963	[1],[2]	15,523.4	[1],[2]
Cash	155.7		158.9
Accrued investment income	105.7		109.3
Premiums receivable, net of allowance for doubtful accounts of $124.2 and $114.9	2,929.8		2,738.4
Reinsurance recoverables, including $32.3 and $37.4 on paid losses and loss adjustment expenses	818		741.5
Prepaid Reinsurance Premiums	69.8		88.1
Deferred acquisition costs	433.6		417.2
Income taxes	208		189
Property and equipment, net of accumulated depreciation of $573.8 and $564.3	911.3		932.6
Other assets	249.9		251.9
Total assets	21,844.8		21,150.3
Liabilities and Shareholders' Equity
Unearned premiums	4,579.4		4,353.8
Loss and loss adjustment expense reserves	7,245.8		7,071
Accounts payable, accrued expenses, and other liabilities	1,770.8	[3]	1,718.4	[3]
Debt	2,442.1	[4]	1,958.2	[4]
Total liabilities	16,038.1		15,101.4
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613		662.4
Paid-in capital	1,006.2		1,007.1
Retained earnings	3,495		3,595.7
Accumulated other comprehensive income, net of tax:
Net non-credit related OTTI losses, adjusted for valuation changes	(5.4)		(1.8)
Other net unrealized gains (losses) on securities	688.2		769.1
Total net unrealized gains (losses) on securities	682.8		767.3
Net unrealized gains on forecasted transactions	7.9		14.7
Foreign currency translation adjustment	1.8		1.7
Total accumulated other comprehensive income	692.5		783.7
Total shareholders' equity	5,806.7		6,048.9
Total liabilities and shareholders' equity	$ 21,844.8		$ 21,150.3

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[4]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturities, amortized cost	$ 11,455.7	$ 11,630.8
Nonredeemable preferred stocks, cost	473.7	601.3
Common equities, cost	1,431	1,021.7
Short-term investments, amortized cost	1,551.8	1,090.8
Premiums receivable, allowance for doubtful accounts	124.2	114.9
Reinsurance recoverables, paid losses and loss adjustment expenses	32.3	37.4
Property and equipment, accumulated depreciation	$ 573.8	$ 564.3
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	184.7	135.3

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Balance, Beginning of year at Dec. 31, 2008		$ 676.5	$ 892.9	$ 2,697.8	$ (51.9)
Stock options exercised		3.5	15.3
Cumulative effect of change in accounting principle				189.6	(189.6)
Tax benefit from exercise/vesting of stock-based compensation			9.7
Net income	1,057.5			1,057.5
Other comprehensive income (loss)	694.7				694.7
Cash dividends declared on common shares ($.4072, $1.3987, and $.1613 per share)				(108.5)
Treasury shares purchased		(11.1)	(15)	(154.5)
Net restricted stock awards (issued) forfeited		3.7	(3.7)
Amortization of stock-based compensation			39.2
Other			1.3	1.2
Balance, End of year at Dec. 31, 2009	5,748.6	672.6	939.7	3,683.1	453.2
Stock options exercised		3.4	23.8
Cumulative effect of change in accounting principle				0	0
Tax benefit from exercise/vesting of stock-based compensation			14
Net income	1,068.3			1,068.3
Other comprehensive income (loss)	330.5				330.5
Cash dividends declared on common shares ($.4072, $1.3987, and $.1613 per share)				(924.8)
Treasury shares purchased		(13.3)	(19.3)	(226)
Net restricted stock awards (issued) forfeited		(0.3)	0.3
Amortization of stock-based compensation			44.8
Other			3.8	(4.9)
Balance, End of year at Dec. 31, 2010	6,048.9	662.4	1,007.1	3,595.7	783.7
Stock options exercised		2	20.4
Cumulative effect of change in accounting principle				0	0
Tax benefit from exercise/vesting of stock-based compensation			6.4
Net income	1,015.5			1,015.5
Other comprehensive income (loss)	(91.2)				(91.2)
Cash dividends declared on common shares ($.4072, $1.3987, and $.1613 per share)				(248.1)
Treasury shares purchased		(51.3)	(80.7)	(865.8)
Net restricted stock awards (issued) forfeited		(0.1)	0.1
Amortization of stock-based compensation			50.3
Other			2.6	(2.3)
Balance, End of year at Dec. 31, 2011	$ 5,806.7	$ 613	$ 1,006.2	$ 3,495	$ 692.5

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings
Cash dividends declared on common shares, per share	$ 0.4072	$ 1.3987	$ 0.1613
Serial Preferred Stock
Preference Shares authorized	20
Preference Shares issued	0
Preferred Shares outstanding	0
Voting Preferred Stock
Preference Shares authorized	5
Preference Shares issued	0

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 1,015.5	$ 1,068.3	$ 1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	88.5	83.1	87.3
Amortization of fixed-income securities	233	229.2	230.8
Amortization of stock-based compensation	50.5	45.9	40.3
Net realized (gains) losses on securities	(102.6)	(96.1)	(27.1)
Net (gains) losses on disposition of property and equipment	8.7	2.3	13.3
Net (gains) losses on extinguishment of debt	0.1	(6.4)	0
Changes in:
Premiums receivable	(191.4)	(283.6)	(46.2)
Reinsurance recoverables	(76.5)	(176.7)	(276.3)
Prepaid reinsurance premiums	18.3	(18.8)	(6.9)
Deferred acquisition costs	(16.4)	(15)	11.8
Income taxes	28.4	48.1	29.7
Unearned premiums	225.6	180.8	(3)
Loss and loss adjustment expense reserves	174.8	418	475.6
Accounts payable, accrued expenses, and other liabilities	35.5	210.2	(71.8)
Other, net	5.9	(10)	(28.2)
Net cash provided by operating activities	1,497.9	1,679.3	1,486.8
Purchases:
Fixed maturities	(6,032.4)	(4,491.7)	(10,046.3)
Equity securities	(582)	(511.4)	(624.2)
Sales:
Fixed maturities	4,442.6	3,055.8	7,950
Equity securities	423.5	241.9	919.4
Maturities, paydowns, calls, and other:
Fixed maturities	1,540.9	1,341.1	842.5
Equity securities	0	0	15.7
Net sales (purchases) of short-term investments - other	(461)	(11.5)	75.6
Net unsettled security transactions	(0.6)	(54)	(246.5)
Purchases of property and equipment	(78.9)	(64.7)	(66.6)
Sales of property and equipment	3	8	1.8
Net cash provided by (used in) investing activities	(744.9)	(486.5)	(1,178.6)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14	9.7
Proceeds from debt issuance	491.9	0	0
Reacquisition of debt	(15)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)
Net cash used in financing activities	(755.7)	(1,195.4)	(152.1)
Effect of exchange rate changes on cash	(0.5)	0.8	1.7
Increase (decrease) in cash	(3.2)	(1.8)	157.8
Cash, beginning of year	158.9	160.7	2.9
Cash, End of year	$ 155.7	$ 158.9	$ 160.7

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2011
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

SCHEDULE I — SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	December 31, 2011
Type of Investment	Cost	Fair Value	Amount At Which Shown In The Balance Sheet
Available-for-sale
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$2,842.7	$2,963.0	$2,963.0
States, municipalities, and political subdivisions	1,938.6	2,002.1	2,002.1
Public utilities	97.8	97.5	97.5
Corporate and other debt securities	2,703.7	2,798.7	2,798.7
Asset-backed securities	3,493.6	3,524.1	3,524.1
Redeemable preferred stocks	379.3	373.9	373.9

Total fixed maturities	11,455.7	11,759.3	11,759.3

Equity securities:
Common stocks:
Public utilities	113.7	147.4	147.4
Banks, trusts, and insurance companies	203.0	224.7	224.7
Industrial, miscellaneous, and all other	1,114.3	1,473.5	1,473.5
Nonredeemable preferred stocks	473.7	806.3	806.3

Total equity securities	1,904.7	2,651.9	2,651.9

Short-term investments[1]	1,551.8	1,551.8	1,551.8

Total investments	$14,912.2	$15,963.0	$15,963.0

[1]	Includes $10.0 million in treasury bills issued by the Australian government.

Progressive did not have any securities of any one issuer with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2011.

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2011	2010	2009
Revenues
Dividends from subsidiaries	$875.3	$1,216.2	$1,230.6
Undistributed income from subsidiaries	225.7	(73.5)	(78.7)

Equity in net income of subsidiaries*	1,101.0	1,142.7	1,151.9
Intercompany investment income*	5.6	6.6	8.5
Net gains (losses) on extinguishment of debt	(.1)	6.4	0

Total revenues	1,106.5	1,155.7	1,160.4

Expenses
Interest expense	138.0	139.5	146.4
Deferred compensation[1]	.4	4.3	4.8
Other operating costs and expenses	4.7	3.9	3.3

Total expenses	143.1	147.7	154.5

Income before income taxes	963.4	1,008.0	1,005.9
Provision (benefit) for income taxes	(52.1)	(60.3)	(51.6)

Net income	$1,015.5	$1,068.3	$1,057.5

Other comprehensive income (loss)	(91.2)	330.5	694.7

Comprehensive income	$924.3	$1,398.8	$1,752.2

*	Eliminated in consolidation.
[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.

See notes to condensed financial statements.

CONDENSED BALANCE SHEETS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	December 31,
	2011	2010
Assets
Investment in affiliate	$1.0	$1.0
Investment in subsidiaries*	6,179.5	5,984.8
Receivable from investment subsidiary*	2,096.6	2,120.2
Intercompany receivable*	237.6	179.1
Income taxes	52.1	48.7
Other assets	69.0	70.2

Total Assets	$8,635.8	$8,404.0

Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$137.4	$132.8
Dividend payable	249.6	264.1
Debt	2,442.1	1,958.2

Total liabilities	2,829.1	2,355.1

Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613.0	662.4
Paid-in capital	1,006.2	1,007.1
Retained earnings	3,495.0	3,595.7
Total accumulated other comprehensive income	692.5	783.7

Total shareholders’ equity	5,806.7	6,048.9

Total Liabilities and Shareholders’ Equity	$8,635.8	$8,404.0

*	Eliminated in consolidation.

See notes to condensed financial statements.

CONDENSED STATEMENTS OF CASH FLOWS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows From Operating Activities:
Net income	$1,015.5	$1,068.3	$1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(225.7)	73.5	78.7
Amortization of stock-based compensation	2.1	2.4	1.8
Net (gains) losses on extinguishment of debt	.1	(6.4)	0
Changes in:
Intercompany receivable	(58.5)	(54.1)	(22.0)
Accounts payable, accrued expenses, and other liabilities	4.5	7.3	12.5
Income taxes	(3.4)	(12.2)	31.1
Other, net	4.2	(1.9)	(5.6)

Net cash provided by operating activities	738.8	1,076.9	1,154.0

Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(11.8)	(3.5)	(152.4)
Received from (paid to) investment subsidiary	23.6	122.0	(849.5)

Net cash provided by (used in) investing activities	11.8	118.5	(1,001.9)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14.0	9.7
Proceeds from debt issuance	497.0	0	0
Reacquisition of debt	(15.0)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)

Net cash used in financing activities	(750.6)	(1,195.4)	(152.1)

Change in cash	0	0	0
Cash, beginning of year	0	0	0

Cash, end of year	$0	$0	$0

See notes to condensed financial statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS

The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto of The Progressive Corporation and subsidiaries’ Annual Report to Shareholders, which is included as Exhibit 13 to this Form 10-K.

Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at year-end 2011 and 2010, $2.0 billion and $2.2 billion, respectively, of marketable securities were available in this company. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2011	2010	2009
Income taxes, net of refunds	$435.0	$434.0	$461.7
Interest	129.5	138.4	144.7

Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. Income taxes in the accompanying Condensed Balance Sheets are comprised of the parent company’s net deferred tax assets and the consolidated group’s net income taxes payable/recoverable. The Progressive Corporation and its subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.

Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income (loss) represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

		Future
		policy
		benefits,		Other
		losses,		policy			Benefits,	Amortization
	Deferred	claims,		claims			claims,	of deferred
	policy	and		and		Net	losses, and	policy	Other	Net
	acquisition	loss	Unearned	benefits	Premium	investment	settlement	acquisition	operating	premiums
Segment	costs[1]	expenses[1]	premiums[1]	payable[1]	revenue	income[1,2]	expenses	costs	expenses	written
Year ended December 31, 2011:
Personal Lines					$13,431.1		$9,615.2	$1,231.9	$1,664.7	$13,612.2
Commercial Auto					1,467.1		1,010.7	166.6	156.3	1,534.3
Other indemnity					4.6		8.9	.7	.5	.1

Total	$433.6	$7,245.8	$4,579.4	$0	$14,902.8	$466.5	$10,634.8	$1,399.2	$1,821.5	$15,146.6

Year ended December 31, 2010:
Personal Lines					$12,826.9		$9,159.6	$1,188.1	$1,587.1	$13,024.4
Commercial Auto					1,474.2		958.6	167.9	162.7	1,449.5
Other indemnity[3]					13.7		13.1	3.9	(9.7)	2.9

Total	$417.2	$7,071.0	$4,353.8	$0	$14,314.8	$508.2	$10,131.3	$1,359.9	$1,740.1	$14,476.8

Year ended December 31, 2009:
Personal Lines					$12,365.9		$8,847.0	$1,171.6	$1,410.2	$12,453.1
Commercial Auto					1,623.3		1,050.7	187.0	155.8	1,533.9
Other indemnity					23.6		7.2	6.0	1.7	15.9

Total	$402.2	$6,653.0	$4,172.9	$0	$14,012.8	$495.9	$9,904.9	$1,364.6	$1,567.7	$14,002.9

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.

SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV - REINSURANCE

SCHEDULE IV — REINSURANCE

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other		Assumed
Year Ended:	Amount	Companies	Companies	Net Amount	to Net
December 31, 2011
Premiums earned:
Property and liability insurance	$15,107.5	$204.7	$0	$14,902.8	0

December 31, 2010
Premiums earned:
Property and liability insurance	$14,519.2	$204.4	$0	$14,314.8	0

December 31, 2009
Premiums earned:
Property and liability insurance	$14,199.4	$186.6	$0	$14,012.8	0

SCHEDULE VI - SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2011
SCHEDULE VI - SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS

SCHEDULE VI — SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS

THE PROGRESSIVE CORPORATION AND SUBSIDIARIES

(millions)

	Losses and Loss Adjustment
	Expenses Incurred Related to		Paid Losses and Loss Adjustment Expenses
Year Ended	Current Year	Prior Years
December 31, 2011	$10,876.8	$(242.0)	$10,541.6

December 31, 2010	$10,451.7	$(320.4)	$9,888.0

December 31, 2009	$10,040.9	$(136.0)	$9,714.2

Pursuant to Rule 12-18 of Regulation S-X. See Schedule III for the additional information required in Schedule VI.

REPORTING AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
REPORTING AND ACCOUNTING POLICIES

1.  REPORTING AND ACCOUNTING POLICIES

Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, owned 54 subsidiaries and had 1 mutual insurance company affiliate (collectively the “subsidiaries”) as of December 31, 2011. Our insurance subsidiaries provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; we also sell personal auto physical damage insurance via the Internet in Australia.

Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and a mutual company affiliate, for which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.

Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at quoted fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge)
•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or
•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held or issued for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.
•

Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•

Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective and discontinued, the following accounting treatment would be applied:

•

Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•

Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with writing business. These costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance  Our reinsurance transactions primarily include premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) and premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). We cede 100% of the premiums written in our professional liability insurance businesses as we continue our exit of these markets. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and includes capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 4 years for computer equipment and laptop computers, 10 to 40 years for buildings and improvements, and 3 to 10 years for all other property and equipment. Land and buildings comprised 75% and 76% of total property and equipment at December 31, 2011 and 2010, respectively.

Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2011	$.4
2010	1.1
2009	2.6

Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Stock-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation. Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

The total compensation expense recognized for our stock-based compensation for the years ended December 31, was:

(millions)	2011	2010	2009
Pretax expense	$50.5	$45.9	$40.3
Tax benefit	17.7	16.1	14.1

Net Income Per Share  Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	stock option exercises (all employee stock options expired December 31, 2011)
•	time-based restricted equity awards, and
•	certain performance-based restricted equity awards that satisfied contingency conditions during the period.

Supplemental Cash Flow Information  Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2011	2010	2009
Income taxes, net of refunds	$435.0	$434.0	$461.7
Interest	129.5	138.4	144.7

New Accounting Standards  During 2010, the Financial Accounting Standards Board (FASB) issued an accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. This standard is intended to help reduce diversity in practice and is effective for fiscal years beginning after December 15, 2011 (January 2012 for calendar-year companies). Upon adoption, we will defer less acquisition costs under this new standard. At December 31, 2011, we had approximately $23 million of deferred acquisition costs that no longer met the criteria for deferral as of January 1, 2012. Pursuant to the guidance, we elected to adopt this standard on a prospective basis and, therefore, will recognize the effect of this accounting change into income primarily over the first six months of 2012, consistent with our insurance policy terms.

For the year ended December 31, 2011, we elected to early adopt the accounting standard update for the presentation of other comprehensive income that was issued by the FASB during 2011. This standard, which is effective for fiscal periods that begin after December 15, 2011 (January 2012 for calendar-year companies), requires entities to present items of net income and other comprehensive income in two separate, but consecutive, statements or, as we elected, together in one continuous statement, which we refer to as the Consolidated Statements of Comprehensive Income. There were no changes to the calculation of the components of net income or other comprehensive income as a result of this standard.

Reclassifications  Certain amounts in the Notes to Consolidated Financial Statements were reclassified for 2010 and 2009 in order to conform to current-year presentation requirements.

INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS

2. INVESTMENTS

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,203.2	$56.3	$(16.9)	$0	$3,242.6	20.9%
State and local government obligations	1,955.5	43.0	(9.4)	0	1,989.1	12.8
Corporate debt securities	2,579.0	78.1	(13.3)	2.3	2,646.1	17.0
Residential mortgage-backed securities	567.1	17.8	(21.3)	0	563.6	3.6
Commercial mortgage-backed securities	1,772.1	66.9	(6.9)	0	1,832.1	11.8
Other asset-backed securities	1,063.9	12.4	(2.2)	(.1)	1,074.0	6.9
Redeemable preferred stocks	490.0	29.6	(17.1)	0	502.5	3.3

Total fixed maturities	11,630.8	304.1	(87.1)	2.2	11,850.0	76.3
Equity securities:
Nonredeemable preferred stocks	601.3	560.2	0	(3.9)	1,157.6	7.5
Common equities	1,021.7	406.5	(3.2)	0	1,425.0	9.2
Short-term investments:
Other short-term investments	1,090.8	0	0	0	1,090.8	7.0

Total portfolio[2,3]	$14,344.6	$1,270.8	$(90.3)	$(1.7)	$15,523.4	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Our other short-term investments include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other investments that are expected to mature within one year. At December 31, 2011 and 2010, we had $10.0 million and $0, respectively, in treasury bills issued by the Australian government, included in other short-term investments.

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2011	2010
Fixed maturities:
Corporate debt securities	$234.9	$176.4
Other asset-backed securities	15.5	14.9

Total fixed maturities	250.4	191.3
Equity securities:
Nonredeemable preferred stocks	14.2	52.8

Total hybrid securities	$264.6	$244.1

Certain corporate debt securities are accounted for as hybrid securities since they were acquired at a substantial premium and contain a change-in-control put option (derivative) that permits the investor, at its sole option once the change of control is triggered, to put the security back to the issuer at a 1% premium to par. Due to this change-in-control put option and the market premium paid to acquire these securities, there is the potential that the election to put, upon the change-in-control, could result in an acceleration of the remaining premium paid on these securities, which would result in a loss of $17.4 million as of December 31, 2011, if all of the bonds experienced a simultaneous change-in-control and we elected to exercise all of our put options. We are under no obligation to exercise the put option we hold if a change-in-control occurs. The put feature limits the potential loss in value that could be experienced in the event a corporate action occurs that results in a change-in-control which materially diminishes the credit quality of the issuer.

In our asset-backed portfolio, we hold one hybrid security that was acquired at a deep discount to par due to a failing auction, and contains a put option that allows the investor to put that security back to the auction at par. If the auction is restored, this embedded derivative has the potential to more than double our initial investment yield.

The hybrid securities in our nonredeemable preferred stock portfolio are perpetual preferred stocks that have call features with fixed-rate coupons, whereby the change in value of the call features is a component of the overall change in the value of the preferred stocks.

Our securities are reported at fair value, with the changes in fair value of these securities (other than hybrid securities and derivative instruments) reported as a component of accumulated other comprehensive income, net of deferred income taxes. The changes in fair value of the hybrid securities and derivative instruments are recorded as a component of net realized gains (losses) on securities.

At December 31, 2011, bonds and certificates of deposit in the principal amount of $150.7 million were on deposit to meet state insurance regulatory and/or rating agency requirements. We did not have any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2011 or 2010. At December 31, 2011, we did not have any debt securities that were non-income producing during the preceding 12 months.

Fixed Maturities The composition of fixed maturities by maturity at December 31, 2011, was:

(millions)	Cost	Fair Value
Less than one year	$1,399.0	$1,418.8
One to five years	8,582.6	8,850.9
Five to ten years	1,380.9	1,398.0
Ten years or greater	92.5	90.9

Total[1]	$11,455.0	$11,758.6

[1]	Excludes $0.7 million of gains on the open credit default swap positions.

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities which do not have a single maturity date are reported at expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.

Gross Unrealized Losses  As of December 31, 2011, we had $76.9 million of gross unrealized losses in our fixed-income securities and $25.4 million in our common equities. We currently do not intend to sell the fixed-income securities and determined that it is more likely than not that we will not be required to sell these securities for the period of time necessary to recover their cost bases. A review of our fixed-income securities indicated that the issuers were current with respect to their interest obligations and that there was no evidence of any deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity. In addition, 97% of our common stock portfolio was indexed to the Russell 1000, as such this portfolio may contain securities in a loss position for an extended period of time as long as there is no evidence of an issuer-specific impairment, and we may retain these securities as long as the portfolio and index correlation remain similar. The remaining 3% of our common stocks are part of a managed equity strategy, selected by an external investment advisor. If our strategy were to change and these securities were determined to be other-than-temporarily impaired, we would recognize a write-down in accordance with our stated policy.

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
U.S. government obligations	$0	$0	$0	$0	$0	$0
State and local government obligations	93.6	(.6)	79.5	(.5)	14.1	(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Fixed maturities:
U.S. government obligations	$495.3	$(16.9)	$495.3	$(16.9)	$0	$0
State and local government obligations	461.9	(9.4)	454.0	(8.7)	7.9	(.7)
Corporate debt securities	589.3	(13.3)	541.3	(11.6)	48.0	(1.7)
Residential mortgage-backed securities	314.1	(21.3)	74.0	(1.0)	240.1	(20.3)
Commercial mortgage-backed securities	332.0	(6.9)	269.7	(3.1)	62.3	(3.8)
Other asset-backed securities	214.8	(2.2)	209.8	(1.1)	5.0	(1.1)
Redeemable preferred stocks	216.7	(17.1)	0	0	216.7	(17.1)

Total fixed maturities	2,624.1	(87.1)	2,044.1	(42.4)	580.0	(44.7)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total equity securities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total portfolio	$2,684.6	$(90.3)	$2,101.4	$(45.5)	$583.2	$(44.8)

Other-Than-Temporary Impairment (OTTI)  The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2011	2010
Fixed maturities:
Residential mortgage-backed securities	$(44.8)	$(44.3)
Commercial mortgage-backed securities	(1.0)	(1.0)

Total fixed maturities	$(45.8)	$(45.3)

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2011 and 2010, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2010	$41.1	$.9	$6.5	$48.5
Credit losses for which an OTTI was previously recognized	3.0	.3	0	3.3
Credit losses for which an OTTI was not previously recognized	2.4	1.0	0	3.4
Change in recoveries of future cash flows expected to be collected[1]	(5.3)	(.4)	0	(5.7)
Reductions for previously recognized credit impairments written down to fair value[3]	(8.9)	(.8)	0	(9.7)

Ending balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Since we determined that it is more likely than not that we will not be required to sell the securities prior to the recovery of their respective cost bases (which could be maturity), in order to measure the amount of credit losses on the securities that were determined to be other-than-temporarily impaired, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included: current performance indicators on the underlying assets (e.g., delinquency rates, foreclosure rates, and default rates), credit support (via current levels of subordination), and historical credit ratings. Updated cash flow expectations were also generated by our portfolio managers based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss was deemed to exist, and the security was written down.

Net Realized Gains (Losses) The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2011	2010	2009
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$59.1	$39.8	$103.1
State and local government obligations	3.5	10.0	35.2
Corporate and other debt securities	23.0	30.9	20.5
Residential mortgage-backed securities	2.0	0	0
Commercial mortgage-backed securities	.3	1.0	.8
Other asset-backed securities	2.1	.8	0
Redeemable preferred stocks	4.6	8.5	0

Total fixed maturities	94.6	91.0	159.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	32.6
Common equities	11.9	13.8	148.5

Subtotal gross realized gains on security sales	255.4	188.4	340.7

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(9.3)	(12.9)	(2.1)
State and local government obligations	0	0	(7.6)
Corporate and other debt securities	(3.5)	(.5)	(.5)
Residential mortgage-backed securities	0	0	(3.2)
Commercial mortgage-backed securities	0	0	(9.9)
Other asset-backed securities	0	0	(.7)
Redeemable preferred stocks	(2.2)	(5.2)	0

Total fixed maturities	(15.0)	(18.6)	(24.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(57.3)
Common equities	(36.5)	(7.2)	(40.0)

Subtotal gross realized losses on security sales	(51.5)	(25.8)	(121.3)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	49.8	26.9	101.0
State and local government obligations	3.5	10.0	27.6
Corporate and other debt securities	19.5	30.4	20.0
Residential mortgage-backed securities	2.0	0	(3.2)
Commercial mortgage-backed securities	.3	1.0	(9.1)
Other asset-backed securities	2.1	.8	(.7)
Redeemable preferred stocks	2.4	3.3	0

Total fixed maturities	79.6	72.4	135.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	(24.7)
Common equities	(24.6)	6.6	108.5

Subtotal net realized gains (losses) on security sales	203.9	162.6	219.4

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(3.3)	(11.1)	(32.0)
Commercial mortgage-backed securities	(.6)	(1.9)	(.9)
Redeemable preferred stocks	0	0	(6.1)

Total fixed maturities	(3.9)	(13.0)	(39.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(158.8)
Common equities	(.2)	(.5)	(10.3)

Subtotal other-than-temporary impairment losses	(4.1)	(13.5)	(208.1)

Net holding period gains (losses)
Hybrid securities	1.7	5.5	14.5
Derivative instruments	(98.9)	(58.5)	1.3

Subtotal net holding period gains (losses)	(97.2)	(53.0)	15.8

Total net realized gains (losses) on securities	$102.6	$96.1	$27.1

Gross realized gains and losses were the result of sales transactions in our fixed-income portfolio, affected by movements in credit spreads and interest rates, rebalancing of our equity-indexed portfolio, tax management, and holding period valuation changes on hybrids and derivatives. Also included are write-downs for securities determined to be other-than-temporarily impaired in our fixed-maturity and/or equity portfolios.

Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2011	2010	2009
Fixed maturities:
U.S. government obligations	$58.0	$80.8	$79.6
State and local government obligations	60.0	65.4	91.9
Corporate debt securities	106.7	84.3	48.2
Residential mortgage-backed securities	18.6	21.7	33.4
Commercial mortgage-backed securities	83.4	99.1	90.7
Other asset-backed securities	24.5	21.8	9.7
Redeemable preferred stocks	33.0	45.5	47.5
Other debt obligations	0	0	.3

Total fixed maturities	384.2	418.6	401.3
Equity securities:
Nonredeemable preferred stocks	57.7	70.6	89.7
Common equities	35.7	27.3	13.3
Short-term investments:
Other short-term investments	2.4	3.6	2.7

Investment income	480.0	520.1	507.0
Investment expenses	(13.5)	(11.9)	(11.1)

Net investment income	$466.5	$508.2	$495.9

Trading Securities  At December 31, 2011 and 2010, we did not hold any trading securities and we did not have any net realized gains (losses) on trading securities for the years ended December 31, 2011, 2010, and 2009.

Derivative Instruments  We have invested in the following derivative exposures at various times: interest rate swaps, asset-backed credit default swaps, U.S. corporate debt credit default swaps, cash flow hedges, and equity options.

For all derivative positions discussed below, realized holding period gains and losses are netted with any upfront cash that may be exchanged under the contract to determine if the net position should be classified either as an asset or liability. To be reported as an asset and a component of the available-for-sale portfolio, the inception-to-date realized gain on the derivative position at period end would have to exceed any upfront cash received (net derivative asset). On the other hand, a net derivative liability would include any inception-to-date realized loss plus the amount of upfront cash received (or netted, if upfront cash was paid) and would be reported as a component of other liabilities. These net derivative assets/liabilities are not separately disclosed on the balance sheet due to their immaterial effect on our financial condition, cash flows, and results of operations.

The following table shows the status of our derivative instruments at December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009; amounts are on a pretax basis:

(millions)					Balance Sheet			Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2011	2010	2009	Purpose	Classification	2011	2010	2011	2010	2009
Hedging instruments
Closed:
Foreign currency cash flow hedge	$0	$0	$8	Forecasted transaction	Accumulated other comprehensive income	$0	$0	$0	$0	$0

Ineffective cash flow hedge	15	223	0	Manage interest rate risk	NA	0	0	.3	5.8	0

Non-hedging instruments
Assets:
Interest rate swaps	0	0	713	Manage portfolio duration	Investments - fixed maturities	0	0	0	0	.1

Corporate credit default swaps	25	35	0	Manage credit risk	Investments - fixed maturities	.7	1.3	(.2)	2.5	0

Liabilities:
Interest rate swaps	1,263	713	0	Manage portfolio duration	Other liabilities	(76.1)	(41.7)	(74.0)	(66.6)	0

Corporate credit default swaps	0	0	25	Manage credit risk	Other liabilities	0	0	0	0	(.6)

Closed:
Interest rate swaps	350	0	4,186	Manage portfolio duration	NA	0	0	(25.5)	0	10.4

Corporate credit default swaps	10	25	7	Manage credit risk	NA	0	0	.5	(.2)	(.4)

Equity options[2] (177,190 contracts)	NA	NA	NA	Manage price risk	NA	0	0	0	0	(9.1)

Foreign currency trade	0	0	8	Manage currency risk	NA	0	0	0	0	.9

Total	NA	NA	NA			$(75.4)	$(40.4)	$(98.9)	$(58.5)	$1.3

[1]The	amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.

[2]Each	contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2011 or 2010.

NA = Not Applicable

CASH FLOW HEDGES

During the year ended December 31, 2011, we repurchased $15.0 million principal amount of our 6.70% Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) at or near par in the open market (see Note 4 – Debt for further discussion). We reclassified $0.3 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the repurchased 6.70% Debentures.

During 2010, we finalized our tender offer for, and repurchased $222.9 million principal amount of, the 6.70% Debentures. We reclassified $5.8 million (pretax) from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the 6.70% Debentures that were repurchased pursuant to the tender offer.

In anticipation of issuing the 6.70% Debentures in 2007, we entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates. Upon issuance of the 6.70% Debentures, the hedge was closed, and we recognized a pretax gain of $34.4 million, which was recorded as part of accumulated other comprehensive income. The $34.4 million gain, less the $0.3 million and $5.8 million reclassifications mentioned above, was deferred and is being recognized as a decrease to interest expense over the 10-year fixed interest rate term of the 6.70% Debentures.

During 2011, we issued $500 million of 3.75% Senior Notes due 2021 (the “3.75% Senior Notes”) and entered into a forecasted debt issuance hedge (cash flow hedge) against a possible rise in interest rates (see Note 4 – Debt for further discussion). Upon issuance of the 3.75% Senior Notes in August 2011, the hedge was closed and we recognized, as part of accumulated other comprehensive income, a pretax unrealized loss of $5.1 million. The $5.1 million loss was deferred and is being recognized as an increase to interest expense over the life of the 3.75% Senior Notes.

During 2011, 2010, and 2009, we recognized $2.6 million, $2.7 million, and $2.8 million, respectively, as net decreases to interest expense on our closed debt issuance cash flow hedges.

In 2009, we realized a foreign currency trade gain of $0.9 million, reflecting the previously deferred gain on our foreign currency cash flow hedge, which was opened during 2008 and closed in 2009.

INTEREST RATE SWAPS

At December 31, 2011, 2010, and 2009, we invested in interest rate swap positions primarily to manage the fixed-income portfolio duration. During the year ended December 31, 2011, we held a 9-year interest rate swap position (opened in 2009) and two 5-year interest rate swap positions (opened in 2011); in each case, we are paying a fixed rate and receiving a variable rate, effectively shortening the duration of our fixed-income portfolio. We closed a portion of the 9-year position during 2011. The combined open positions have generated an aggregate realized loss, as interest rates have fallen since the inception of these positions. As of December 31, 2011, 2010, and 2009, we delivered $81.7 million, $52.2 million, and $0, respectively, in cash collateral to the applicable counterparty on these positions.

CORPORATE CREDIT DEFAULT SWAPS

Financial Services Sector – At December 31, 2011, 2010, and 2009, we held a position, which was opened during 2008, on one corporate issuer within the financial services sector where we bought credit default protection in the form of a credit default swap for a 5-year time horizon. We hold this protection to reduce some of our exposure to additional valuation declines on a preferred stock position of the same issuer. As of December 31, 2011 and 2010, we received $0.7 million and $0.5 million, respectively, in cash collateral from the counterparty on this corporate credit default swap position. As of December 31, 2009, we delivered $0.6 million in cash collateral to the counterparty on this corporate credit default swap position.

Automotive Sector – During 2011, we closed a position that was opened during 2010 where we sold credit protection in the form of a corporate credit default swap on one issuer in the automotive sector for a 5-year time horizon. We acquired an equal par value amount of U.S. Treasury Notes with a similar maturity to cover the credit default swap’s notional exposure. As of December 31, 2010, we received $1.1 million in cash collateral from the counterparty on this position.

Technology Sector – During 2010, we opened and closed two positions on one corporate issuer within the technology sector for which we bought credit default protection in the form of credit default swaps for 2-year and 4-year time horizons. We paid $0.2 million in upfront cash when we entered into the 4-year exposure position. We held this protection to reduce our exposure to additional valuation declines on a corporate position of the same issuer due to potential future credit impairment. We also opened and closed a position during 2009, for which we bought credit default protection in the form of credit default swaps for a 2-year time horizon on one corporate issuer within the technology sector. We paid $0.6 million in upfront cash when we entered this position.

EQUITY OPTIONS

We held no equity option positions during the years ended December 31, 2011 or 2010. During the year ended December 31, 2009, we opened and closed positions pursuant to which we simultaneously sold and purchased a substantially equivalent amount of call and put options, respectively, on Citigroup common stock, which related to our preferred stock holding. The purpose of this transaction was to effect a forward sale of a portion of the common stock we expected to receive from Citigroup resulting from the conversion of our preferred stock holding into common stock pursuant to Citigroup’s exchange that occurred during 2009. This was achieved through matching the strike price and term of the option contracts and was meant to offset the downside price risk of the common stock during the time period pending the exchange. All of the common stock we received from the preferred stock conversion was sold by the end of 2009.

FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE

3.  FAIR VALUE

We have categorized our financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:

•	Level 1: Inputs are unadjusted, quoted prices in active markets for identical instruments at the measurement date (e.g., U.S. government obligations and active exchange-traded equity securities).

•

Level 2:  Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain corporate and municipal bonds and certain preferred stocks). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•

Level 3:  Inputs that are unobservable. Unobservable inputs reflect our subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).

Pursuant to generally accepted accounting principles, which require us to evaluate whether a market is distressed or inactive in determining the fair value for our portfolio, we review certain market level inputs to evaluate whether sufficient activity, volume, and new issuances existed to create an active market. Based on this evaluation, we concluded that there was sufficient activity related to the sectors and securities for which we obtained valuations.

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0
Industrials	0	0	0	0	0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other equity-like investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[2]				$2,664.7	$2,442.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,242.6	$0	$0	$3,242.6	$3,203.2
State and local government obligations	0	1,989.1	0	1,989.1	1,955.5
Corporate debt securities	0	2,616.6	29.5	2,646.1	2,579.0

Subtotal	3,242.6	4,605.7	29.5	7,877.8	7,737.7

Asset-backed securities:
Residential mortgage-backed	0	466.9	96.7	563.6	567.1
Commercial mortgage-backed	0	1,804.6	27.5	1,832.1	1,772.1
Other asset-backed	0	1,069.0	5.0	1,074.0	1,063.9

Subtotal asset-backed securities	0	3,340.5	129.2	3,469.7	3,403.1

Redeemable preferred stocks:
Financials	23.4	172.4	0	195.8	183.8
Utilities	0	71.4	0	71.4	70.2
Industrials	0	235.3	0	235.3	236.0

Subtotal redeemable preferred stocks	23.4	479.1	0	502.5	490.0

Total fixed maturities	3,266.0	8,425.3	158.7	11,850.0	11,630.8

Equity securities:
Nonredeemable preferred stocks:
Financials	490.2	565.1	0	1,055.3	514.3
Utilities	0	67.9	0	67.9	50.8
Industrials	0	34.4	0	34.4	36.2

Subtotal nonredeemable preferred stocks	490.2	667.4	0	1,157.6	601.3

Common equities:
Common stocks	1,413.2	0	0	1,413.2	1,017.6
Other equity-like investments	0	0	11.8	11.8	4.1

Subtotal common equities	1,413.2	0	11.8	1,425.0	1,021.7

Total fixed maturities and equity securities	$5,169.4	$9,092.7	$170.5	14,432.6	13,253.8

Short-term investments:
Other short-term investments[1]				1,090.8	1,090.8

Total portfolio				$15,523.4	$14,344.6

Debt[2]				$2,105.7	$1,958.2

[1]	Due to the underlying nature of these securities, cost approximates fair value.

[2]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.

Our portfolio valuations classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including: pricing vendors, dealers/market makers, and exchange-quoted prices. During 2011, we had one nonredeemable preferred security with a value of $44.2 million that was transferred from Level 1 to Level 2 due to the lack of an exchange-quoted price at year-end. The exchange price was not available due to illiquidity in the market place that is expected to be temporary. A consistent exchange-quoted price was previously available for this security, and we will continue to monitor the security for future exchange trading volume. We recognize transfers between levels at the end of the reporting period. We did not have any transfers between Level 1 and Level 2 for the year ended December 31, 2010.

With limited exceptions, our Level 3 securities are also priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature. Certain private equity investments and fixed-income investments included in the Level 3 category are valued using external pricing supplemented by internal review and analysis.

At December 31, 2011, vendor-quoted prices represented 59% of our Level 1 classifications, compared to 63% at December 31, 2010. The securities quoted by vendors in Level 1 represent our holdings in U.S. Treasury Notes, which are frequently traded and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on an active exchange.

At December 31, 2011, vendor-quoted prices comprised 96% of our Level 2 classifications, while dealer-quoted prices represented 4%, compared to 94% and 6%, respectively, at December 31, 2010. In our process for selecting a source (e.g., dealer, pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews.

Our internal pricing policy is to consistently use a single source in order to maintain the integrity established when selecting the source initially. From time to time, we will obtain a quote from more than one source to help us further evaluate the market price of a security. Quotes obtained from the sources are not considered binding offers to transact a trade. Under our policy, when a review of the valuation received from our selected source appears outside what is considered market level activity (which is defined as trading at spreads or yields significantly different than comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it is prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance, which often leads the source to adjust their pricing input data for future pricing.

To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. We frequently challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends/activity. Initially, we perform a global review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We refine our review to analyze prices by specific criteria, such as whether the security is investment or non-investment-grade, prime or sub-prime, or a consumer product (e.g., auto, credit card). Through this review, we try to determine what contributed to the price variances among sources by analyzing spread movement, comparable security trades, if available, or industry or specific issuer fundamentals. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues/concerns regarding their evaluation or market coverage. We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.

During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our internally generated portfolio results with those generated based on quotes we received externally and research material valuation differences. In addition, we compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review on a monthly basis our external sales transactions and compare the actual final market sales price to a previous market valuation price. This review provides us further validation that our pricing sources are providing market level prices, since we are able to explain significant price changes (i.e., greater than 2%) as known events occur in the market place and affect a particular security’s price at sale.

This analysis provides us additional comfort regarding the source’s process, the quality of their review, and their willingness to improve their analysis based on feedback from clients. We believe this collaborative effort helps ensure that we are reporting the most representative fair values of our securities.

After all the valuations are received and our review is complete, to the extent the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected security valuations to Level 3. At December 31, 2011 and 2010, securities in our fixed-maturity portfolio listed as Level 3 were comprised substantially of securities that were either: (i) private placement deals, (ii) thinly held and/or traded securities, or (iii) non-investment-grade securities with little liquidity. Based on these factors, it was difficult to independently verify observable market inputs that were used to generate the external valuations we received. At December 31, 2011 and 2010, we had one private common equity security with a value of $10.2 million that was priced internally. Additionally, at December 31, 2011 and 2010, we had two fixed-maturity securities with an aggregate value of $0.5 million that were priced internally. Despite the lack of sufficient observable market information, based on the valuations received in conjunction with our procedures for evaluating third-party prices, we believe the fair values reported in the financial statements accurately reflect market prices.

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2011 and 2010:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0
Other debt obligations	0	0	0	0	0	0	0	0
Redeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Common equities:
Other equity-like investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2009	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2010
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$46.1	$(20.9)	$55.6	$0	$0	$4.8	$11.1	$96.7
Commercial mortgage-backed	21.6	0	0	0	0	5.4	.5	27.5
Other asset-backed	7.8	(2.6)	0	0	0	(.2)	0	5.0

Total asset-backed securities	75.5	(23.5)	55.6	0	0	10.0	11.6	129.2
Corporate debt securities	28.2	0	0	0	0	1.3	0	29.5
Other debt obligations	1.1	0	0	0	0	(1.1)	0	0
Redeemable preferred stocks:
Industrials	53.1	0	0	0	0	0	(53.1)	0

Total fixed maturities	157.9	(23.5)	55.6	0	0	10.2	(41.5)	158.7

Equity securities:
Common equities:
Other equity-like investments	12.9	(2.1)	0	(.3)	.3	1.0	0	11.8

Total Level 3 securities	$170.8	$(25.6)	$55.6	$(.3)	$.3	$11.2	$(41.5)	$170.5

[1]

The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequent transfer out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.

DEBT	12 Months Ended
Dec. 31, 2011
DEBT

4. DEBT

Debt at December 31 consisted of:

	2011		2010
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$350.0	$350.5	$349.6	$369.3
7% Notes due 2013 (issued: $150.0, October 1993)	149.7	162.4	149.6	165.0
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.0	525.3	0	0
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.0	364.4	294.8	329.9
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.4	492.4	394.2	433.3
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $762.1 and $777.1)	756.0	769.7	770.0	808.2

Total	$2,442.1	$2,664.7	$1,958.2	$2,105.7

All of the outstanding debt was issued by The Progressive Corporation. Debt includes amounts we have borrowed and contributed to the capital of our insurance subsidiaries or used, or have available for use, for other business purposes. Fair values are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on our debt.

Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.

In September 2011, we entered into an agreement with The Bank of New York Mellon Trust Company, N.A., as trustee, modifying the terms of the 6.70% Debentures. Pursuant to that agreement, among other changes, we surrendered our right to temporarily defer the payment of interest on the 6.70% Debentures and terminated a related obligation to reserve 250 million of our unissued common shares as a source of potential funding to pay any such deferred interest. The changes were effective immediately upon execution of the agreement. Prior to this time, and subject to certain conditions, we had the right to defer the payment of interest on the 6.70% Debentures for one or more periods not exceeding ten consecutive years each.

Except for the 6.70% Debentures, all principal is due at the maturity stated in the table above. The 6.70% Debentures will become due on June 15, 2037, the scheduled maturity date, but only to the extent that we have received sufficient net proceeds from the sale of certain qualifying capital securities. We must use our commercially reasonable efforts, subject to certain market disruption events, to sell enough qualifying capital securities to permit repayment of the 6.70% Debentures in full on the scheduled maturity date or, if sufficient proceeds are not realized from the sale of such qualifying capital securities by such date, on each interest payment date thereafter. Any remaining outstanding principal will be due on June 15, 2067, the final maturity date.

The 7% Notes are noncallable. The 6.375% Senior Notes, the 3.75% Senior Notes, the 6 5/8% Senior Notes, and the 6.25% Senior Notes (collectively, “Senior Notes”) may be redeemed in whole or in part at any time, at our option, subject to a “make-whole” provision. The 6.70% Debentures may be redeemed, in whole or in part, at any time: (a) prior to June 15, 2017, at a redemption price equal to the greater of (i) 100% of the principal amount of the 6.70% Debentures being redeemed, or (ii) a “make-whole” amount, in each case plus any accrued and unpaid interest; or (b) on or after June 15, 2017, at a redemption price equal to 100% of the principal amount of the 6.70% Debentures being redeemed, plus any accrued and unpaid interest.

During 2011, we repurchased $15.0 million in aggregate principal amount of our 6.70% Debentures at or near par in the open market. As a result, our debt under these Debentures was extinguished and we incurred a net loss of $0.1 million.

In June 2010, we commenced an offer to purchase for cash (the “Tender Offer”) up to $350 million in aggregate principal amount of our 6.70% Debentures. The Tender Offer expired on July 8, 2010. We received valid tenders from holders of the 6.70% Debentures in the aggregate principal amount of $222.9 million. All of the tendering holders validly tendered by the early tender date of June 23, 2010, and received consideration of $950 per $1,000 principal amount of the 6.70% Debentures accepted for purchase, which included an early tender payment of $50 per $1,000 principal amount of 6.70% Debentures accepted. We recognized a net gain on this debt extinguishment of $6.4 million, after deducting expenses and fees associated with the Tender Offer and related Consent Solicitation discussed below.

As a condition of the Tender Offer, we solicited consents (the “Consent Solicitation”) from the holders of our 6.25% Senior Notes to terminate the Replacement Capital Covenant (the “RCC”) relating to the 6.25% Senior Notes. The RCC was originally entered into by Progressive in June 2007 for the benefit of the holders of the 6.25% Senior Notes in connection with the issuance of the 6.70% Debentures. Under the RCC, we agreed that we would not repay, redeem, defease, or purchase all or any part of the 6.70% Debentures before June 15, 2047, unless Progressive was to obtain a specified portion of the funds used in the transaction through the sale of its common shares or certain other equity or equity-like securities. The RCC was terminated on June 23, 2010, the expiration date of the Consent Solicitation, at which time we had received the consent of holders of a majority of the outstanding aggregate principal amount of the 6.25% Senior Notes. Those holders who validly delivered their consent by the expiration date received a consent fee of $5.00 for each $1,000 principal amount of their 6.25% Senior Notes.

Prior to issuance of the Senior Notes and 6.70% Debentures, we entered into forecasted debt issuance hedges against possible rises in interest rates. Upon issuance of the applicable debt securities, the hedges were closed and we recognized unrealized gains (losses) as part of accumulated other comprehensive income. The original unrealized gain (loss) and the unamortized balance at December 31, 2011, on a pretax basis, of these hedges, were as follows:

(millions)	Original Unrealized Gain (Loss)	Unamortized Balance at December 31, 2011
6.375% Senior Notes	$18.4	$.2
3.75% Senior Notes	(5.1)	(5.0)
6 5/8% Senior Notes	(4.2)	(3.5)
6.25% Senior Notes	5.1	4.4
6.70% Debentures	34.4	16.1

The gains (losses) on these hedges are deferred and are being amortized as adjustments to interest expense over the life of the related Senior Notes, and over the 10-year fixed interest rate term for the 6.70% Debentures. In addition to this amortization, during 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods.

On December 31, 2011, we entered into an amendment to the 364-Day Secured Liquidity Credit Facility Agreement (“Credit Facility Agreement”) with PNC Bank, National Association (PNC), which extended the expiration date of our outstanding credit facility agreement until December 31, 2012, unless earlier terminated pursuant to the terms of the agreement. Under this agreement, we may borrow up to $125 million, which may be increased to $150 million at our request but subject to PNC’s discretion. The purpose of the credit facility is to provide liquidity in the event of disruptions in our cash management operations, such as disruptions in the financial markets or related facilities that affect our ability to transfer or receive funds. Under this credit facility, we may borrow funds, on a revolving basis, either in the form of Eurodollar Loans or Base Rate Loans. Eurodollar Loans will bear interest at one-, two-, three-, or six-month LIBOR (as selected by us) plus 50 basis points for the selected period. Base Rate Loans will bear daily interest at the greater of (a) PNC’s prime rate for such day, (b) the federal funds effective rate for such day plus 1/2% per annum, or (c) one-month LIBOR plus 2% per annum. Any borrowings under this agreement will be secured by a lien on certain marketable securities held in our investment portfolio. Facility fees of $25,000 and $62,500 in 2011 and 2010, respectively, were paid as consideration for this revolving agreement. In addition, in 2011 and 2010, we had $125 million on deposit in an interest-bearing account at PNC, which was transferred to an FDIC-insured, non-interest bearing account in January 2012, to provide us with additional cash availability in the event of such disruption to our cash management operations. Our access to these funds is unrestricted. However, if we withdraw funds from this account for any reason other than in connection with a disruption in our cash management operations, the availability of borrowings under the PNC credit facility will be reduced on a dollar-for-dollar basis until such time as we replenish the funds to the deposit account. There are no rating triggers under the credit agreement. We had no borrowings under this arrangement in 2011 or 2010.

Aggregate principal payments on debt outstanding at December 31, 2011, is as follows:

(millions) Year	Payments
2012	$350.0
2013	150.0
2014	0
2015	0
2016	0
Thereafter	1,962.1

Total	$2,462.1

In January 2012, we retired the entire $350.0 million of our 6.375% Senior Notes at maturity.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

5.   INCOME TAXES

The components of our income tax provision were as follows:

(millions)	2011	2010	2009
Current tax provision	$440.2	$433.9	$491.0
Deferred tax expense	31.3	63.0	8.4

Total income tax provision	$471.5	$496.9	$499.4

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2011		2010		2009
Income before income taxes	$1,487.0		$1,565.2		$1,556.9

Tax at statutory rate	$520.5	35%	$547.8	35%	$544.9	35%
Tax effect of:
Exempt interest income	(17.5)	(1)	(19.4)	(1)	(26.7)	(2)
Dividends received deduction	(18.2)	(1)	(17.2)	(1)	(17.9)	(1)
Tax credits	(9.1)	(1)	0	0	0	0
Tax-deductible dividends	(3.8)	0	(13.0)	(1)	0	0
Other items, net	(.4)	0	(1.3)	0	(.9)	0

Total income tax provision	$471.5	32%	$496.9	32%	$499.4	32%

Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. At December 31, 2011 and 2010, the components of the net deferred tax asset were as follows:

(millions)	2011	2010
Deferred tax assets:
Unearned premiums reserve	$319.1	$302.3
Investment basis differences	246.1	286.3
Non-deductible accruals	172.1	158.9
Loss and loss adjustment expense reserves	113.6	120.4
Other	5.2	5.0
Deferred tax liabilities:
Net unrealized gains on securities	(367.7)	(413.2)
Hedges on forecasted transactions	(4.3)	(7.9)
Deferred acquisition costs	(151.8)	(146.0)
Property and equipment	(109.9)	(105.4)
Prepaid expenses	(16.1)	(12.6)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(3.8)

Net deferred tax asset	196.0	178.2
Net income taxes recoverable (payable)	12.0	10.8

Income taxes	$208.0	$189.0

Although realization of the deferred tax asset is not assured, management believes that it is more likely than not that the deferred tax asset will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2011.

We have been a participant in the Compliance Assurance Program (CAP) since 2007. Under CAP, the Internal Revenue Service (IRS) begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur. The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer’s tax filing positions.

All federal income tax years prior to 2007 are closed. The IRS exams for 2007-2010 have been completed. We consider 2007 to be effectively settled. For the 2008, 2009, and 2010 tax years, we have received partial acceptance letters. We agreed to extend the statute of limitations for the 2007 and 2008 tax years to September 30, 2012, at the request of IRS Appeals.

One issue remains open for the 2008, 2009, and 2010 tax years relating to partial worthlessness deductions on certain debt instruments; we have reached settlements with IRS Appeals on this issue for 2008 and 2009, but they are pending review by the Congressional Joint Committee on Taxation. For the 2010 tax year, there is one additional unresolved issue that relates to our 2010 debt Tender Offer (see Note 4 – Debt for further discussion) and the appropriate timing of when to recognize the tax on the gain that we recorded in net income that related to the previously unrealized gain on forecasted transactions. We expect all open issues to be resolved by the end of 2012 and believe that none of these issues will have a material effect on our financial condition, results of operations, or cash flows. In addition to these unresolved issues, we filed refund claims for the 2007-2009 tax years relating to the research and experimentation tax credit; these claims have been accepted by the IRS, but, as of December 31, 2011, were pending review by the Congressional Joint Committee on Taxation.

We recognize interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2011 and 2010. For the years ended December 31, 2011, 2010, and 2009, only the 2009 tax provision includes an interest benefit (net of tax) of $0.3 million related to the settlement of the 2004-2007 IRS exams.

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES	12 Months Ended
Dec. 31, 2011
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

6.  LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2011	2010	2009
Balance at January 1	$7,071.0	$6,653.0	$6,177.4
Less reinsurance recoverables on unpaid losses	704.1	529.4	244.5

Net balance at January 1	6,366.9	6,123.6	5,932.9

Incurred related to:
Current year	10,876.8	10,451.7	10,040.9
Prior years	(242.0)	(320.4)	(136.0)

Total incurred	10,634.8	10,131.3	9,904.9

Paid related to:
Current year	7,289.3	6,841.0	6,542.2
Prior years	3,252.3	3,047.0	3,172.0

Total paid	10,541.6	9,888.0	9,714.2

Net balance at December 31	6,460.1	6,366.9	6,123.6
Plus reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Balance at December 31	$7,245.8	$7,071.0	$6,653.0

We experienced favorable reserve development in each of the last three years, which is reflected as “Incurred related to prior years” in the table above.

2011

•	About half of the favorable reserve development was attributable to accident years 2008 and prior, while the balance was primarily due to claims from accident year 2010.
•

Approximately 70% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Auto business.

2010

•	Approximately 70% of the favorable reserve development was attributable to accident year 2009, while the balance was mostly due to claims from accident years 2007 and 2006.
•

About 70% of the favorable reserve development was in our Personal Lines business, with our Agency and Direct channels contributing almost equal amounts; the balance was in our Commercial Auto business.

2009

•	About 60% of the favorable reserve development was due to favorable development for accident years 2006 and prior, while the balance was mostly due to claims from accident year 2008.
•

Approximately 55% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Auto business.

The favorable reserve development reflected the settlement of larger losses for amounts less than we originally reserved in our Personal Lines business (primarily in our personal auto product) for 2011 and 2010, and in our Commercial Auto business for each of the last three years. During the last three years, we also experienced lower than expected defense and cost containment costs, reflecting a combination of fewer claims being litigated, as well as the fact that a greater percentage of these cases are now being handled by our in-house counsel, which is a cost-effective alternative to using external law firms. In addition, for 2010, our incurred but not recorded (IBNR) reserves developed favorably due to lower severity and frequency of late emerging claims. However, in 2011, the number of late emerging claims increased over 2010 and was greater than anticipated by our carried IBNR, thus we recognized unfavorable development on our total IBNR reserves.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.

We write personal and commercial auto insurance throughout the United States and could be exposed to hurricanes or other natural catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.

REINSURANCE	12 Months Ended
Dec. 31, 2011
REINSURANCE

7.  REINSURANCE

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2011		2010		2009
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$15,333.1	$15,107.5	$14,700.0	$14,519.2	$14,196.3	$14,199.4
Ceded	(186.5)	(204.7)	(223.2)	(204.4)	(193.4)	(186.6)

Net premiums	$15,146.6	$14,902.8	$14,476.8	$14,314.8	$14,002.9	$14,012.8

About 95% of our ceded premiums are ceded to state-provided reinsurance facilities, including the Michigan Catastrophic Claims Association (“MCCA”) and the North Carolina Reinsurance Facility (“NCRF”), and state-mandated involuntary Commercial Auto Insurance Procedures/Plans (“CAIP”) (collectively referred to as “State Plans”); MCCA and NCRF each comprise about 40% of the ceded premiums. The remaining 5% represents premiums ceded related to our non-auto programs.

Losses and loss adjustment expenses (LAE) were net of reinsurance ceded of $219.7 million in 2011, $312.7 million in 2010, and $417.6 million in 2009. During 2009, we changed our loss reserving process regarding lifetime estimates for medical benefits related to personal injury protection claims ceded to the MCCA, which increased both the amount of loss reserves and the corresponding reinsurance recoverables on unpaid losses and, therefore, had no impact on our results of operations. During 2010, further reviews of the MCCA program claim files resulted in additional ceded reserves to reflect lifetime estimates, as well as an increase in claims volume.

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2011		2010		2011		2010
(millions)	$	%	$	%	$	%	$	%
MCCA	$21.4	31%	$20.0	23%	$650.4	80%	$578.7	78%
NCRF	19.0	27	20.7	23	51.4	6	45.3	6
CAIP	12.7	18	11.9	14	58.4	7	65.9	9

State Plans	53.1	76	52.6	60	760.2	93	689.9	93
Non-auto	16.7	24	35.5	40	57.8	7	51.6	7

Total	$69.8	100%	$88.1	100%	$818.0	100%	$741.5	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to Progressive. Since the majority of our reinsurance is through State Plans, our exposure to losses from their failure is minimal, since the plans are funded by mechanisms supported by the insurance companies in the state. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies. The majority of the reinsurance on our non-auto programs relates to our professional liability insurance business, which was sold during 2010 and is currently in run-off.

STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
STATUTORY FINANCIAL INFORMATION

8.  STATUTORY FINANCIAL INFORMATION

Consolidated statutory surplus was $5,269.2 million and $5,073.0 million at December 31, 2011 and 2010, respectively. Statutory net income was $1,001.7 million, $1,049.1 million, and $1,300.8 million for the years ended December 31, 2011, 2010, and 2009, respectively.

At December 31, 2011, $472.6 million of consolidated statutory surplus represented net admitted assets of our insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities’ states of domicile. The companies may be licensed in states other than their states of domicile, which may have higher minimum statutory surplus requirements. Generally, the net admitted assets of insurance companies that, subject to other applicable insurance laws and regulations, are available for transfer to the parent company cannot include the net admitted assets required to meet the minimum statutory surplus requirements of the states where the companies are licensed.

During 2011, the insurance subsidiaries paid aggregate cash dividends of $874.9 million to the parent company. Based on the dividend laws currently in effect, the insurance subsidiaries could pay aggregate dividends of $1,195.8 million in 2012 without prior approval from regulatory authorities, provided the dividend payments are not made within 12 months of previous dividends paid by the applicable subsidiary.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS

9.  EMPLOYEE BENEFIT PLANS

Retirement Plans  Progressive has a defined contribution pension plan (“401(k) Plan”) that covers all United States employees who are 18 years of age or older and have been employed with the company for at least 30 days. Under this plan, Progressive matches up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds and a Progressive common stock fund. As of December 3, 2010, the Progressive common stock fund was converted to an employee stock ownership program (“ESOP”) within the 401(k) Plan. At December 31, 2011, the ESOP held 26.9 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash at the election of the participant and the related tax benefit is recorded as part of our tax provision.

Matching contributions made by the company for the 401(k) Plan were $64.1 million, $61.3 million, and $60.7 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $20.8 million at both December 31, 2011 and 2010.

Postretirement Benefits  We provide postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 130 people who are eligible for these postretirement benefits. Our funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.

Incentive Compensation Plans – Employees  Our incentive compensation includes both non-equity incentive plans (cash) and equity incentive plans. Cash incentive compensation includes a cash bonus program for a limited number of senior executives and our Gainsharing program for other employees; the bases of these programs are similar in nature. Equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management. Prior to 2003, we granted non-qualified stock options (NQSOs) as equity-based incentive compensation (see below). The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2011		2010		2009
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$196.1	$127.5	$257.3	$167.2	$120.4	$78.3
Equity	50.5	32.8	45.9	29.8	40.3	26.2

Our 2003 Incentive Plan, which provides for the granting of equity-based awards to key members of management, has 18.7 million shares currently authorized, net of restricted equity awards cancelled; 2.5 million shares remain available for future awards. In addition, our 2010 Equity Incentive Plan, approved by shareholders in April 2010, had 18.0 million shares authorized as of December 31, 2011, and 15.6 million shares remain available for future awards.

In 2003, we began issuing restricted equity awards in lieu of NQSOs. In March 2010, we began issuing restricted stock units in lieu of restricted stock as the basis for our equity awards. The restricted equity awards were issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years. All restricted stock unit conversions at vesting and option exercises are settled in Progressive common shares from existing treasury shares on a one-to-one basis.

The performance-based awards were granted to our Chief Executive Officer as his sole equity award for 2011, and to approximately 40 executives and senior managers in addition to their time-based awards (including the CEO for 2010 and prior), to provide additional incentive to achieve pre-established profitability and growth targets. Vesting for all awards is based upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the ultimate number of shares or units that may vest, vary by grant. The performance-based awards granted in 2010 and 2011 may vest from 0% to 200% of the award amount, and have a target value of 100%. Performance awards made in March 2009, may vest from 0% to 100% of the award amount and have a target value of 100%. Performance-based awards made prior to March 2009 would either vest or be forfeited in full (i.e., no partial vesting).

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expected vesting percentage. These estimates can change periodically throughout the measurement period. However, the restricted stock awards granted in 2004 that were deferred pursuant to our deferred compensation plan are accounted for as liability awards, since distributions from the deferred compensation plan for these awards will be made in cash; accordingly, we record expense on a pro rata basis based on the current market value of our common shares at the end of each reporting period. Only performance-based awards remain unvested from this grant.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	11,681,826	$16.55	10,614,016	$17.04	8,260,696	$20.39
Add (deduct):
Granted[2]	2,483,461	20.03	2,841,400	17.50	4,072,152	12.08
Vested	(1,571,237)	19.88	(1,337,647)	22.72	(1,239,281)	23.14
Forfeited	(297,203)	15.41	(435,943)	15.58	(479,551)	16.98

End of year[3,4]	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04

Available, end of year	18,141,922		20,328,180		4,753,038

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2011, the number of shares included 3,667,204 performance-based awards at their target amounts. We expect 3,791,224 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2011, the total unrecognized compensation cost related to unvested equity awards was $82.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.44 years.

The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2011, 2010, and 2009, was $31.3 million, $24.3 million, and $16.8 million, respectively, based on the actual stock price on the vesting date. In 2009, we also had 91,856 deferred liability awards vest with no intrinsic value since, as previously discussed, these awards were expensed based on the current market value at the end of each reporting period.

Prior to 2003, we granted NQSOs. These options became exercisable at various dates not earlier than six months after the date of grant, and remained exercisable for up to ten years from the date of the award. All NQSOs vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

Following is a summary of all employee stock option activity during the years ended December 31:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA	NA	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87	(3,394,633)	5.31
Forfeited	(2,864)	11.28	0	0	(5,752)	5.69

End of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

Exercisable, end of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

The total pretax intrinsic value of options exercised during the years ended December 31, 2011, 2010, and 2009, were $15.2 million, $40.8 million, and $36.1 million, respectively, based on the actual stock price at the time of exercise.

Incentive Compensation Plans – Directors  Our 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors of Progressive, had 1.4 million shares authorized as of December 31, 2011, net of restricted stock awards cancelled; 0.7 million shares remain available for future restricted stock grants. Our 1998 Directors’ Stock Option Plan has expired; however, stock option awards made under this plan prior to its expiration are still in effect.

In 2003, we began issuing restricted stock awards to non-employee directors as the equity component of their compensation. We plan to continue to grant restricted stock to our non-employee directors and not to change to restricted stock units as we have with our employees. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. The time-based awards granted to date have typically included vesting periods of 11 or 12 months from the date of each grant. To the extent a director is newly appointed during the year, or his or her committee assignments change, the vesting period may be shorter but always greater than six months and one day per the plan’s specifications. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

Restricted stock awards are granted to non-employee directors as their sole compensation for serving as members of the Board of Directors.

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	109,545	$20.86	118,984	$15.79	105,420	$17.96
Add (deduct):
Granted	94,106	21.80	112,670	20.75	129,467	15.78
Vested	(109,545)	20.86	(122,109)	15.82	(105,420)	17.96
Forfeited	0	0	0	0	(10,483)	15.74

End of year	94,106	$21.80	109,545	$20.86	118,984	$15.79

Available, end of year[1]	663,095		757,201		869,871

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Prior to 2003, we granted nonqualified stock options as the equity component of the directors’ compensation. These options became exercisable at various dates not earlier than six months, and remain exercisable for up to ten years from the date of grant. All options granted had an exercise price equal to the market value of the common shares on the date of grant and, under the then applicable accounting guidance, no compensation expense was recorded. All option exercises are settled in Progressive common shares from existing treasury shares.

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	120,125	$10.34	312,545	$8.46	401,357	$8.60
Add:
Antidilution adjustment[1]	NA	NA	5,787	NA	NA	NA
Deduct:
Exercised	(83,888)	9.41	(198,207)	7.07	(88,812)	9.10

End of year	36,237	$12.51	120,125	$10.34	312,545	$8.46

Exercisable, end of year[2]	36,237	$12.51	120,125	$10.34	312,545	$8.46

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

The total pretax intrinsic value of options exercised, and the fair value of the restricted stock vested, during the years ended December 31, 2011, 2010, and 2009, was $3.3 million, $5.1 million, and $1.9 million, respectively, based on the actual stock price at time of exercise/vesting.

The following director stock options were outstanding and exercisable as of December 31, 2011:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
36,237	$12.51	$0.3 million	0.3 years	$19.51

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the difference between our closing stock price and the exercise price of the options, which is the amount that would have been received by the option holders, before taxes, had all option holders exercised their options as of that date. All of the exercisable options at December 31, 2011, were “in-the-money.”

Deferred Compensation  We maintain The Progressive Corporation Executive Deferred Compensation Plan (“Deferral Plan”) that permits eligible executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including common shares of Progressive, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.

For all equity awards granted on or after March 17, 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash.

We reserved 3.6 million common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2011	2010
Progressive common shares[1]	$35.2	$31.1
Other investment funds	66.2	67.3

Total	$101.4	$98.4

[1]	Includes 0.7 million and 0.5 million common shares as of December 31, 2011 and 2010, respectively, to be distributed in common shares.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

10.  SEGMENT INFORMATION

We write personal auto and other specialty property-casualty insurance and provide related services throughout the United States. Our Personal Lines segment writes insurance for personal autos and recreational vehicles. The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 35,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online and by phone.

Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses in the business auto, contractor, tow, for-hire specialty, and for-hire transportation markets. This segment is distributed through both the independent agency and direct channels.

Our other indemnity businesses manage our run-off businesses, including the run-off of our professional liability insurance for community banks, which was sold in 2010.

Our service businesses provide insurance-related services, including processing CAIP business and serving as an agent for homeowners, general liability, and workers’ compensation insurance through our programs with unaffiliated insurance companies.

All segment revenues are generated from external customers and we do not have a reliance on any major customer.

We evaluate profitability based on pretax underwriting profit (loss) for the Personal Lines and Commercial Auto segments and for the other indemnity businesses. Pretax underwriting profit (loss) is calculated as net premiums earned less each of (i) losses and loss adjustment expenses, (ii) policy acquisition costs, and (iii) other underwriting expenses. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.

Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation and amortization expense by segment, and such allocation would be impractical. Companywide depreciation expense was $88.5 million in 2011, $83.1 million in 2010, and $87.3 million in 2009. The accounting policies of the operating segments are the same as those described in Note 1 – Reporting and Accounting Policies.

Following are the operating results for the years ended December 31:

	2011		2010		2009
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$7,627.4	$564.9	$7,419.7	$601.0	$7,414.8	$579.2
Direct	5,803.7	354.4	5,407.2	291.1	4,951.1	357.9

Total Personal Lines[1]	13,431.1	919.3	12,826.9	892.1	12,365.9	937.1
Commercial Auto	1,467.1	133.5	1,474.2	185.0	1,623.3	229.8
Other indemnity	4.6	(5.5)	13.7	6.4	23.6	8.7

Total underwriting operations	14,902.8	1,047.3	14,314.8	1,083.5	14,012.8	1,175.6

Service businesses	22.8	3.4	25.9	4.5	16.7	(2.7)
Investments[2]	582.6	569.1	616.2	604.3	534.1	523.0
Net gains (losses) on extinguishment of debt	(.1)	(.1)	6.4	6.4	0	0
Interest expense	NA	(132.7)	NA	(133.5)	NA	(139.0)

Consolidated total	$15,508.1	$1,487.0	$14,963.3	$1,565.2	$14,563.6	$1,556.9

[1]

Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2011, and 90% in both 2010 and 2009; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA	= Not Applicable

Progressive’s management uses underwriting margin and combined ratio as primary measures of underwriting profitability. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from insurance operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2011		2010		2009
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.4%	92.6	8.1%	91.9	7.8%	92.2
Direct	6.1	93.9	5.4	94.6	7.2	92.8
Total Personal Lines	6.8	93.2	7.0	93.0	7.6	92.4
Commercial Auto	9.1	90.9	12.5	87.5	14.2	85.8
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.0	93.0	7.6	92.4	8.4	91.6

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS)

11.  OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2011			2010			2009
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Net unrealized gains (losses) on securities:
Arising during period:
Fixed maturities	$132.9	$(46.5)	$86.4	$302.9	$(106.0)	$196.9	$519.4	$(181.8)	$337.6
Equity securities	(57.5)	20.1	(37.4)	241.7	(84.6)	157.1	671.7	(235.1)	436.6
Net non-credit related OTTI losses, adjusted for valuation changes	(5.5)	1.9	(3.6)	21.4	(7.5)	13.9	(24.1)	8.4	(15.7)
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	(47.4)	16.6	(30.8)	46.3	(16.2)	30.1	(8.5)	3.0	(5.5)
Equity securities	(152.5)	53.4	(99.1)	(93.7)	32.8	(60.9)	(86.7)	30.3	(56.4)

Change in net unrealized gains (losses) on securities[1]	(130.0)	45.5	(84.5)	518.6	(181.5)	337.1	1,071.8	(375.2)	696.6
Net unrealized gains (losses) on forecasted transactions:[2]
Arising during period	(5.1)	1.8	(3.3)	0	0	0	0	0	0
Reclassification adjustment for amounts realized in net income[3]	(5.3)	1.8	(3.5)	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)

Change in net unrealized gains on forecasted transactions	(10.4)	3.6	(6.8)	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)
Foreign currency translation adjustment	.2	(.1)	.1	1.2	(.9)	.3	1.4	0	1.4

Other comprehensive income (loss)	$(140.2)	$49.0	$(91.2)	$509.2	$(178.7)	$330.5	$1,068.1	$(373.4)	$694.7

[1]

December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.

[2]

Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction, which was closed in 2009.

[3]

We expect to reclassify $2.3 million (pretax) into income during the next 12 months. During 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).

LITIGATION	12 Months Ended
Dec. 31, 2011
LITIGATION

12.  LITIGATION

The Progressive Corporation and/or its insurance subsidiaries are named as defendants in various lawsuits arising out of claims made under insurance policies in the ordinary course of our business. We consider all legal actions relating to such claims in establishing our loss and loss adjustment expense reserves.

In addition, The Progressive Corporation and/or its insurance subsidiaries are named as defendants in a number of class action or individual lawsuits arising out of the operations of the insurance subsidiaries. Other insurance companies face many of these same issues. The lawsuits discussed below are in various stages of development. We plan to contest these suits vigorously, but may pursue settlement negotiations in some cases, if appropriate. The outcomes of these cases are uncertain at this time.

We establish accruals for lawsuits when it is probable that a loss has been incurred and we can reasonably estimate its potential exposure, which may include a range of loss (referred to as a loss that is both “probable and estimable” in the discussion below). As to lawsuits in which the loss is not considered both probable and estimable, we have not established a liability at this time. It is generally not possible to determine the exposure associated with our lawsuits for a number of reasons, including, without limitation, one or more of the following: liability appears to be remote; putative class action lawsuits generally pose immaterial exposure until a class is actually certified, which, historically, has not been granted by the courts in the vast majority of our cases in which certification has been sought; class definitions are often indefinite and preclude detailed exposure analysis; and, complaints rarely state an amount sought as relief, and when such amount is stated, it is often a function of pleading requirements and may be unrelated to the potential exposure.

The following is a discussion of potentially significant pending class action cases at December 31, 2011, and certain cases resolved during the three-year period then ended. For cases that have settled, but for which settlement is not complete, an accrual has been established at our best estimate of the exposure. Settlements that are complete are fully reflected in our financial statements. The amounts accrued or paid for these settlements were not material to our consolidated financial condition, cash flows, or results of operations.

As to the pending cases, although their outcomes are uncertain, in each case we do not believe that the outcome will have a material impact on our consolidated financial condition, cash flows, or results of operations. In addition, we do not consider the losses from the pending cases to be both probable and estimable, and we are unable to estimate a range of loss, if any, at this time, due to the factors discussed above. In the event that any one or more of these cases results in a substantial judgment against, or settlement by, Progressive, the resulting liability could have a material effect on our consolidated financial condition, cash flows, and/or results of operations.

Pending cases at December 31, 2011, include:

•	One certified class action lawsuit seeking interest on personal injury protection (PIP) payments that allegedly were late.
•

Two putative class action lawsuits alleging that we violate the “make-whole” and “common-fund” doctrines. Specifically, it is alleged that we may obtain reimbursement of medical payments made on behalf of an insured only when the insured has been made whole by the person who caused the insured’s injuries and that we further must deduct from the reimbursement amount a proportionate share of the insured’s legal fees for pursuing the person who caused the insured’s injuries.

•	Two putative class action lawsuits challenging the labor rates our insurance subsidiaries pay to auto body repair shops.
•	Four putative class action lawsuits challenging Progressive’s insurance subsidiaries’ practice in Florida of adjusting PIP and first-party medical payments.
•

One certified and one putative class action lawsuit, each that challenges our insurance subsidiaries’ use of certain automated database vendors or software to assist in the adjustment of bodily injury claims where the plaintiffs allege that these databases or software systematically undervalue the claims.

•	One putative class action lawsuit challenging our policy form with regard to rejecting uninsured motorist coverage.
•	One putative class action lawsuit challenging Progressive’s evaluation of physical damage claims regarding diminution of value.
•	Two putative class action lawsuits challenging the manner in which Progressive grants a discount for anti-theft devices.
•	One putative class action lawsuit alleging that Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage on multiple vehicle policies.
•	One putative class action lawsuit alleging that Progressive improperly applies a preferred provider discount to medical payment claims.
•	One putative class action lawsuit alleging that Progressive undervalues total loss claims through the use of certain valuation tools.
•	One putative class action lawsuit challenging the manner in which Progressive charges premium and assesses total loss claims for commercial vehicle stated amount policies.

Cases settled during 2011, include:

•	One putative class action lawsuit that challenged the labor rates our insurance subsidiaries pay to auto body repair shops; settlement was completed in 2011.
•

One class action lawsuit certified for settlement that alleged Progressive charged insureds for illusory uninsured motorist/underinsured motorist coverage on multiple vehicle policies; an accrual has been established.

Cases settled during 2010, include:

•	One putative class action lawsuit challenging our notice of cancellation form for nonpayment of premium and subsequent denial of automobile coverage; an accrual has been established.

Cases settled during 2009, include:

•

One certified class action lawsuit that challenged our insurance subsidiaries’ use of certain automated database vendors or software to assist in the adjustment of bodily injury claims; settlement was completed in 2010.

•

Eight class action lawsuits, which were consolidated in one settlement agreement, and six individual lawsuits, which challenged certain aspects of our insurance subsidiaries use of credit information and compliance with notice requirements under the federal Fair Credit Reporting Act; payments were made during 2009 and the administration of this class action settlement was completed in 2010.

•	One certified nationwide class action lawsuit challenging our insurance subsidiaries’ practice of taking betterment on boat repairs; settlement was completed in 2009.
•	One putative class action lawsuit alleging that Progressive’s insurance subsidiaries used non-conforming underinsured motorist rejection forms; settlement was completed in 2009.
•	One certified class action lawsuit alleging that Progressive’s insurance subsidiaries failed to offer certain enhanced PIP benefits; an accrual has been established.
•	Three state class action lawsuits related to over-charging municipal tax to policyholders; an accrual has been established.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

13.  COMMITMENTS AND CONTINGENCIES

We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2011, were as follows:

(millions) Year	Commitments
2012	$53.0
2013	42.1
2014	26.0
2015	15.3
2016	7.8
Thereafter	13.8

Total	$158.0

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions) Year	Expense
2011	$80.8
2010	96.7
2009	109.0

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2011, was $174.3 million.

As of December 31, 2011, we had no open investment funding commitments; we had no uncollateralized lines or letters of credit as of December 31, 2011 or 2010.

REPORTING AND ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Nature of Operations
Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, owned 54 subsidiaries and had 1 mutual insurance company affiliate (collectively the “subsidiaries”) as of December 31, 2011. Our insurance subsidiaries provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Auto segment writes primary liability and physical damage insurance for automobiles and trucks owned by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; we also sell personal auto physical damage insurance via the Internet in Australia.

Consolidation Policy
Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its subsidiaries, which are wholly owned, and a mutual company affiliate, for which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.

Estimates And Assumptions Policy
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.

Investment Policy

Investments  Progressive’s fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.

Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.

Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of future expected repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.

Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments and are reported at quoted fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.

Short-term investments may include Eurodollar deposits, commercial paper, reverse repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.

Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.

Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge)
•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or
•	Variable cash flows of a forecasted transaction (cash flow hedge).

To the extent we have derivatives held or issued for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.

Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.
•

Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•

Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective and discontinued, the following accounting treatment would be applied:

•

Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•

Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.

For all derivative positions, net cash requirements are limited to changes in fair values, which may vary based upon changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.

Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (securities with embedded call options, where the call option is a feature of the overall change in the value of the instrument).

Insurance Premiums and Receivables Policy
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that is applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.

Deferred Acquisition Costs Policy
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with writing business. These costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term. We do not defer any advertising costs.

Reserve For Losses And Loss Adjustment Expenses
Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income currently. Such loss and loss adjustment expense reserves are susceptible to change in the near term.

Reinsurance Policy
Reinsurance  Our reinsurance transactions primarily include premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) and premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”) (collectively, “State Plans”) (see Note 7 – Reinsurance for further discussion). We cede 100% of the premiums written in our professional liability insurance businesses as we continue our exit of these markets. Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written.

Income Tax Policy
Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.

Property, Plant and Equipment Policy
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and includes capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for most computer equipment and the straight-line method for certain computer equipment and all other fixed assets. The useful lives range from 2 to 4 years for computer equipment and laptop computers, 10 to 40 years for buildings and improvements, and 3 to 10 years for all other property and equipment. Land and buildings comprised 75% and 76% of total property and equipment at December 31, 2011 and 2010, respectively.

Guaranty Fund Assessments Policy
Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.

Non-Insurance Service Business
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Share based Compensation, Policy

Stock-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation. Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective vesting periods.

We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements.

Net Income Per Share Policy

Income Per Share  Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	stock option exercises (all employee stock options expired December 31, 2011)
•	time-based restricted equity awards, and
•	certain performance-based restricted equity awards that satisfied contingency conditions during the period.

Cash Flow Supplemental Disclosure	Supplemental Cash Flow Information Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends.
New Accounting Standards

New Accounting Standards  During 2010, the Financial Accounting Standards Board (FASB) issued an accounting standard update related to the accounting for the deferral of costs associated with the successful acquisition or renewal of insurance contracts. This standard is intended to help reduce diversity in practice and is effective for fiscal years beginning after December 15, 2011 (January 2012 for calendar-year companies). Upon adoption, we will defer less acquisition costs under this new standard. At December 31, 2011, we had approximately $23 million of deferred acquisition costs that no longer met the criteria for deferral as of January 1, 2012. Pursuant to the guidance, we elected to adopt this standard on a prospective basis and, therefore, will recognize the effect of this accounting change into income primarily over the first six months of 2012, consistent with our insurance policy terms.

For the year ended December 31, 2011, we elected to early adopt the accounting standard update for the presentation of other comprehensive income that was issued by the FASB during 2011. This standard, which is effective for fiscal periods that begin after December 15, 2011 (January 2012 for calendar-year companies), requires entities to present items of net income and other comprehensive income in two separate, but consecutive, statements or, as we elected, together in one continuous statement, which we refer to as the Consolidated Statements of Comprehensive Income. There were no changes to the calculation of the components of net income or other comprehensive income as a result of this standard.

Reclassifications	Reclassifications Certain amounts in the Notes to Consolidated Financial Statements were reclassified for 2010 and 2009 in order to conform to current-year presentation requirements.

REPORTING AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2011	$.4
2010	1.1
2009	2.6

Share Based Compensation and Related Tax Benefits

The total compensation expense recognized for our stock-based compensation for the years ended December 31, was:

(millions)	2011	2010	2009
Pretax expense	$50.5	$45.9	$40.3
Tax benefit	17.7	16.1	14.1

Supplemental Cash Flow Information

Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2011	2010	2009
Income taxes, net of refunds	$435.0	$434.0	$461.7
Interest	129.5	138.4	144.7

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Investment Portfolio by Major Security Type

The following tables present the composition of our investment portfolio by major security type, consistent with our internal classification of how we manage, monitor, and measure the portfolio:

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,842.7	$120.3	$0	$0	$2,963.0	18.6%
State and local government obligations	1,938.6	64.1	(.6)	0	2,002.1	12.5
Corporate debt securities	2,801.5	94.3	(6.5)	6.9	2,896.2	18.1
Residential mortgage-backed securities	452.9	9.3	(35.3)	0	426.9	2.7
Commercial mortgage-backed securities	1,829.8	52.3	(5.5)	0	1,876.6	11.8
Other asset-backed securities	1,210.9	11.3	(1.3)	(.3)	1,220.6	7.6
Redeemable preferred stocks	379.3	18.6	(24.0)	0	373.9	2.3

Total fixed maturities	11,455.7	370.2	(73.2)	6.6	11,759.3	73.6
Equity securities:
Nonredeemable preferred stocks	473.7	342.6	(3.7)	(6.3)	806.3	5.1
Common equities	1,431.0	440.0	(25.4)	0	1,845.6	11.6
Short-term investments:
Other short-term investments	1,551.8	0	0	0	1,551.8	9.7

Total portfolio[2,3]	$14,912.2	$1,152.8	$(102.3)	$.3	$15,963.0	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Realized Gains (Losses)[1]	Fair Value	% of Total Fair Value
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,203.2	$56.3	$(16.9)	$0	$3,242.6	20.9%
State and local government obligations	1,955.5	43.0	(9.4)	0	1,989.1	12.8
Corporate debt securities	2,579.0	78.1	(13.3)	2.3	2,646.1	17.0
Residential mortgage-backed securities	567.1	17.8	(21.3)	0	563.6	3.6
Commercial mortgage-backed securities	1,772.1	66.9	(6.9)	0	1,832.1	11.8
Other asset-backed securities	1,063.9	12.4	(2.2)	(.1)	1,074.0	6.9
Redeemable preferred stocks	490.0	29.6	(17.1)	0	502.5	3.3

Total fixed maturities	11,630.8	304.1	(87.1)	2.2	11,850.0	76.3
Equity securities:
Nonredeemable preferred stocks	601.3	560.2	0	(3.9)	1,157.6	7.5
Common equities	1,021.7	406.5	(3.2)	0	1,425.0	9.2
Short-term investments:
Other short-term investments	1,090.8	0	0	0	1,090.8	7.0

Total portfolio[2,3]	$14,344.6	$1,270.8	$(90.3)	$(1.7)	$15,523.4	100.0%

[1]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

[2]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.

[3]

The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities

Included in our fixed-maturity and equity securities are hybrid securities, which are reported at fair value at December 31:

(millions)	2011	2010
Fixed maturities:
Corporate debt securities	$234.9	$176.4
Other asset-backed securities	15.5	14.9

Total fixed maturities	250.4	191.3
Equity securities:
Nonredeemable preferred stocks	14.2	52.8

Total hybrid securities	$264.6	$244.1

Composition of Fixed Matuities by Maturity

The composition of fixed maturities by maturity at December 31, 2011, was:

(millions)	Cost	Fair Value
Less than one year	$1,399.0	$1,418.8
One to five years	8,582.6	8,850.9
Five to ten years	1,380.9	1,398.0
Ten years or greater	92.5	90.9

Total[1]	$11,455.0	$11,758.6

[1]	Excludes $0.7 million of gains on the open credit default swap positions.

Gross Unrealized losses by Major Security

The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2011
Fixed maturities:
U.S. government obligations	$0	$0	$0	$0	$0	$0
State and local government obligations	93.6	(.6)	79.5	(.5)	14.1	(.1)
Corporate debt securities	262.7	(6.5)	137.3	(4.6)	125.4	(1.9)
Residential mortgage-backed securities	308.7	(35.3)	34.4	(2.0)	274.3	(33.3)
Commercial mortgage-backed securities	203.7	(5.5)	161.4	(3.5)	42.3	(2.0)
Other asset-backed securities	284.2	(1.3)	259.7	(1.0)	24.5	(.3)
Redeemable preferred stocks	191.4	(24.0)	43.5	(1.5)	147.9	(22.5)

Total fixed maturities	1,344.3	(73.2)	715.8	(13.1)	628.5	(60.1)
Equity securities:
Nonredeemable preferred stocks	19.5	(3.7)	19.5	(3.7)	0	0
Common equities	214.6	(25.4)	196.7	(23.1)	17.9	(2.3)

Total equity securities	234.1	(29.1)	216.2	(26.8)	17.9	(2.3)

Total portfolio	$1,578.4	$(102.3)	$932.0	$(39.9)	$646.4	$(62.4)

	Total Fair Value	Gross Unrealized Losses	Less than 12 Months		12 Months or Greater
(millions)			Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Fixed maturities:
U.S. government obligations	$495.3	$(16.9)	$495.3	$(16.9)	$0	$0
State and local government obligations	461.9	(9.4)	454.0	(8.7)	7.9	(.7)
Corporate debt securities	589.3	(13.3)	541.3	(11.6)	48.0	(1.7)
Residential mortgage-backed securities	314.1	(21.3)	74.0	(1.0)	240.1	(20.3)
Commercial mortgage-backed securities	332.0	(6.9)	269.7	(3.1)	62.3	(3.8)
Other asset-backed securities	214.8	(2.2)	209.8	(1.1)	5.0	(1.1)
Redeemable preferred stocks	216.7	(17.1)	0	0	216.7	(17.1)

Total fixed maturities	2,624.1	(87.1)	2,044.1	(42.4)	580.0	(44.7)
Equity securities:
Nonredeemable preferred stocks	0	0	0	0	0	0
Common equities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total equity securities	60.5	(3.2)	57.3	(3.1)	3.2	(.1)

Total portfolio	$2,684.6	$(90.3)	$2,101.4	$(45.5)	$583.2	$(44.8)

Total Non-Credit Portion of Other-Than-Temporary Impairment (OTTI) Recorded in Accumulated Other Comprehensive Income (AOCI), Reflecting Orginal Non-Credit Loss at the Time Credit Impairment

The following table shows the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined:

	December 31,
(millions)	2011	2010
Fixed maturities:
Residential mortgage-backed securities	$(44.8)	$(44.3)
Commercial mortgage-backed securities	(1.0)	(1.0)

Total fixed maturities	$(45.8)	$(45.3)

OTTI Credit Losses Recognized in Earnings

The following tables provide rollforwards of the amounts related to credit losses recognized in earnings for the periods ended December 31, 2011 and 2010, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized:

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2011	$32.3	$1.0	$6.5	$39.8
Credit losses for which an OTTI was previously recognized	1.4	0	0	1.4
Credit losses for which an OTTI was not previously recognized	1.1	.4	0	1.5
Change in recoveries of future cash flows expected to be collected[1,2]	.8	.3	(6.5)	(5.4)
Reductions for previously recognized credit impairments written down to fair value[3]	(1.1)	(.4)	0	(1.5)

Ending balance at December 31, 2011	$34.5	$1.3	$0	$35.8

(millions)	Residential Mortgage- Backed	Commercial Mortgage- Backed	Corporate Debt	Total
Beginning balance at January 1, 2010	$41.1	$.9	$6.5	$48.5
Credit losses for which an OTTI was previously recognized	3.0	.3	0	3.3
Credit losses for which an OTTI was not previously recognized	2.4	1.0	0	3.4
Change in recoveries of future cash flows expected to be collected[1]	(5.3)	(.4)	0	(5.7)
Reductions for previously recognized credit impairments written down to fair value[3]	(8.9)	(.8)	0	(9.7)

Ending balance at December 31, 2010	$32.3	$1.0	$6.5	$39.8

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.

[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

Components of Net Realized Gains (Losses)

The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2011	2010	2009
Gross realized gains on security sales
Fixed maturities:
U.S. government obligations	$59.1	$39.8	$103.1
State and local government obligations	3.5	10.0	35.2
Corporate and other debt securities	23.0	30.9	20.5
Residential mortgage-backed securities	2.0	0	0
Commercial mortgage-backed securities	.3	1.0	.8
Other asset-backed securities	2.1	.8	0
Redeemable preferred stocks	4.6	8.5	0

Total fixed maturities	94.6	91.0	159.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	32.6
Common equities	11.9	13.8	148.5

Subtotal gross realized gains on security sales	255.4	188.4	340.7

Gross realized losses on security sales
Fixed maturities:
U.S. government obligations	(9.3)	(12.9)	(2.1)
State and local government obligations	0	0	(7.6)
Corporate and other debt securities	(3.5)	(.5)	(.5)
Residential mortgage-backed securities	0	0	(3.2)
Commercial mortgage-backed securities	0	0	(9.9)
Other asset-backed securities	0	0	(.7)
Redeemable preferred stocks	(2.2)	(5.2)	0

Total fixed maturities	(15.0)	(18.6)	(24.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(57.3)
Common equities	(36.5)	(7.2)	(40.0)

Subtotal gross realized losses on security sales	(51.5)	(25.8)	(121.3)

Net realized gains (losses) on security sales
Fixed maturities:
U.S. government obligations	49.8	26.9	101.0
State and local government obligations	3.5	10.0	27.6
Corporate and other debt securities	19.5	30.4	20.0
Residential mortgage-backed securities	2.0	0	(3.2)
Commercial mortgage-backed securities	.3	1.0	(9.1)
Other asset-backed securities	2.1	.8	(.7)
Redeemable preferred stocks	2.4	3.3	0

Total fixed maturities	79.6	72.4	135.6
Equity securities:
Nonredeemable preferred stocks	148.9	83.6	(24.7)
Common equities	(24.6)	6.6	108.5

Subtotal net realized gains (losses) on security sales	203.9	162.6	219.4

Other-than-temporary impairment losses
Fixed maturities:
Residential mortgage-backed securities	(3.3)	(11.1)	(32.0)
Commercial mortgage-backed securities	(.6)	(1.9)	(.9)
Redeemable preferred stocks	0	0	(6.1)

Total fixed maturities	(3.9)	(13.0)	(39.0)
Equity securities:
Nonredeemable preferred stocks	0	0	(158.8)
Common equities	(.2)	(.5)	(10.3)

Subtotal other-than-temporary impairment losses	(4.1)	(13.5)	(208.1)

Net holding period gains (losses)
Hybrid securities	1.7	5.5	14.5
Derivative instruments	(98.9)	(58.5)	1.3

Subtotal net holding period gains (losses)	(97.2)	(53.0)	15.8

Total net realized gains (losses) on securities	$102.6	$96.1	$27.1

Components of Net Investment Income

The components of net investment income for the years ended December 31, were:

(millions)	2011	2010	2009
Fixed maturities:
U.S. government obligations	$58.0	$80.8	$79.6
State and local government obligations	60.0	65.4	91.9
Corporate debt securities	106.7	84.3	48.2
Residential mortgage-backed securities	18.6	21.7	33.4
Commercial mortgage-backed securities	83.4	99.1	90.7
Other asset-backed securities	24.5	21.8	9.7
Redeemable preferred stocks	33.0	45.5	47.5
Other debt obligations	0	0	.3

Total fixed maturities	384.2	418.6	401.3
Equity securities:
Nonredeemable preferred stocks	57.7	70.6	89.7
Common equities	35.7	27.3	13.3
Short-term investments:
Other short-term investments	2.4	3.6	2.7

Investment income	480.0	520.1	507.0
Investment expenses	(13.5)	(11.9)	(11.1)

Net investment income	$466.5	$508.2	$495.9

Derivative Instruments

The following table shows the status of our derivative instruments at December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010, and 2009; amounts are on a pretax basis:

(millions)					Balance Sheet			Income Statement
	Notional Value[1]					Assets (Liabilities) Fair Value		Net Realized Gains (Losses) on Securities
	December 31,					December 31,		Years ended December 31,
Derivatives designated as:	2011	2010	2009	Purpose	Classification	2011	2010	2011	2010	2009
Hedging instruments
Closed:
Foreign currency cash flow hedge	$0	$0	$8	Forecasted transaction	Accumulated other comprehensive income	$0	$0	$0	$0	$0

Ineffective cash flow hedge	15	223	0	Manage interest rate risk	NA	0	0	.3	5.8	0

Non-hedging instruments
Assets:
Interest rate swaps	0	0	713	Manage portfolio duration	Investments - fixed maturities	0	0	0	0	.1

Corporate credit default swaps	25	35	0	Manage credit risk	Investments - fixed maturities	.7	1.3	(.2)	2.5	0

Liabilities:
Interest rate swaps	1,263	713	0	Manage portfolio duration	Other liabilities	(76.1)	(41.7)	(74.0)	(66.6)	0

Corporate credit default swaps	0	0	25	Manage credit risk	Other liabilities	0	0	0	0	(.6)

Closed:
Interest rate swaps	350	0	4,186	Manage portfolio duration	NA	0	0	(25.5)	0	10.4

Corporate credit default swaps	10	25	7	Manage credit risk	NA	0	0	.5	(.2)	(.4)

Equity options[2] (177,190 contracts)	NA	NA	NA	Manage price risk	NA	0	0	0	0	(9.1)

Foreign currency trade	0	0	8	Manage currency risk	NA	0	0	0	0	.9

Total	NA	NA	NA			$(75.4)	$(40.4)	$(98.9)	$(58.5)	$1.3

[1]The	amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.

[2]Each	contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2011 or 2010.

NA = Not Applicable

FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2011
Composition of the Investment Portfolio by Major Security Type

The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2011
Fixed maturities:
U.S. government obligations	$2,963.0	$0	$0	$2,963.0	$2,842.7
State and local government obligations	0	2,002.1	0	2,002.1	1,938.6
Corporate debt securities	0	2,896.2	0	2,896.2	2,801.5

Subtotal	2,963.0	4,898.3	0	7,861.3	7,582.8

Asset-backed securities:
Residential mortgage-backed	0	364.6	62.3	426.9	452.9
Commercial mortgage-backed	0	1,855.3	21.3	1,876.6	1,829.8
Other asset-backed	0	1,218.0	2.6	1,220.6	1,210.9

Subtotal asset-backed securities	0	3,437.9	86.2	3,524.1	3,493.6

Redeemable preferred stocks:
Financials	24.1	107.2	0	131.3	124.3
Utilities	0	68.1	0	68.1	70.8
Industrials	0	174.5	0	174.5	184.2

Subtotal redeemable preferred stocks	24.1	349.8	0	373.9	379.3

Total fixed maturities	2,987.1	8,686.0	86.2	11,759.3	11,455.7

Equity securities:
Nonredeemable preferred stocks:
Financials	227.9	525.4	0	753.3	433.7
Utilities	0	53.0	0	53.0	40.0
Industrials	0	0	0	0	0

Subtotal nonredeemable preferred stocks	227.9	578.4	0	806.3	473.7

Common equities:
Common stocks	1,834.1	0	0	1,834.1	1,427.3
Other equity-like investments	0	0	11.5	11.5	3.7

Subtotal common equities	1,834.1	0	11.5	1,845.6	1,431.0

Total fixed maturities and equity securities	$5,049.1	$9,264.4	$97.7	14,411.2	13,360.4

Short-term investments:
Other short-term investments[1]				1,551.8	1,551.8

Total portfolio				$15,963.0	$14,912.2

Debt[2]				$2,664.7	$2,442.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2010
Fixed maturities:
U.S. government obligations	$3,242.6	$0	$0	$3,242.6	$3,203.2
State and local government obligations	0	1,989.1	0	1,989.1	1,955.5
Corporate debt securities	0	2,616.6	29.5	2,646.1	2,579.0

Subtotal	3,242.6	4,605.7	29.5	7,877.8	7,737.7

Asset-backed securities:
Residential mortgage-backed	0	466.9	96.7	563.6	567.1
Commercial mortgage-backed	0	1,804.6	27.5	1,832.1	1,772.1
Other asset-backed	0	1,069.0	5.0	1,074.0	1,063.9

Subtotal asset-backed securities	0	3,340.5	129.2	3,469.7	3,403.1

Redeemable preferred stocks:
Financials	23.4	172.4	0	195.8	183.8
Utilities	0	71.4	0	71.4	70.2
Industrials	0	235.3	0	235.3	236.0

Subtotal redeemable preferred stocks	23.4	479.1	0	502.5	490.0

Total fixed maturities	3,266.0	8,425.3	158.7	11,850.0	11,630.8

Equity securities:
Nonredeemable preferred stocks:
Financials	490.2	565.1	0	1,055.3	514.3
Utilities	0	67.9	0	67.9	50.8
Industrials	0	34.4	0	34.4	36.2

Subtotal nonredeemable preferred stocks	490.2	667.4	0	1,157.6	601.3

Common equities:
Common stocks	1,413.2	0	0	1,413.2	1,017.6
Other equity-like investments	0	0	11.8	11.8	4.1

Subtotal common equities	1,413.2	0	11.8	1,425.0	1,021.7

Total fixed maturities and equity securities	$5,169.4	$9,092.7	$170.5	14,432.6	13,253.8

Short-term investments:
Other short-term investments[1]				1,090.8	1,090.8

Total portfolio				$15,523.4	$14,344.6

Debt[2]				$2,105.7	$1,958.2

[1]	Due to the underlying nature of these securities, cost approximates fair value.

[2]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.

Summary of Changes in Fair Value Associated With Level 3 Assets

The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2011 and 2010:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2010	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2011
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$96.7	$(19.5)	$0	$0	$0	$.5	$(15.4)	$62.3
Commercial mortgage-backed	27.5	(.3)	0	0	0	(5.9)	0	21.3
Other asset-backed	5.0	(2.6)	0	0	0	.2	0	2.6

Total asset-backed securities	129.2	(22.4)	0	0	0	(5.2)	(15.4)	86.2
Corporate debt securities	29.5	0	0	(27.9)	(.6)	(1.0)	0	0
Other debt obligations	0	0	0	0	0	0	0	0
Redeemable preferred stocks:
Industrials	0	0	0	0	0	0	0	0

Total fixed maturities	158.7	(22.4)	0	(27.9)	(.6)	(6.2)	(15.4)	86.2

Equity securities:
Common equities:
Other equity-like investments	11.8	0	0	0	0	(.3)	0	11.5

Total Level 3 securities	$170.5	$(22.4)	$0	$(27.9)	$(.6)	$(6.5)	$(15.4)	$97.7

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2009	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss	Change in Valuation	Net Transfers In (Out)[1]	Fair value at Dec. 31, 2010
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$46.1	$(20.9)	$55.6	$0	$0	$4.8	$11.1	$96.7
Commercial mortgage-backed	21.6	0	0	0	0	5.4	.5	27.5
Other asset-backed	7.8	(2.6)	0	0	0	(.2)	0	5.0

Total asset-backed securities	75.5	(23.5)	55.6	0	0	10.0	11.6	129.2
Corporate debt securities	28.2	0	0	0	0	1.3	0	29.5
Other debt obligations	1.1	0	0	0	0	(1.1)	0	0
Redeemable preferred stocks:
Industrials	53.1	0	0	0	0	0	(53.1)	0

Total fixed maturities	157.9	(23.5)	55.6	0	0	10.2	(41.5)	158.7

Equity securities:
Common equities:
Other equity-like investments	12.9	(2.1)	0	(.3)	.3	1.0	0	11.8

Total Level 3 securities	$170.8	$(25.6)	$55.6	$(.3)	$.3	$11.2	$(41.5)	$170.5

[1]

The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequent transfer out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.

DEBT (Tables)	12 Months Ended
Dec. 31, 2011
Debt Table

Debt at December 31 consisted of:

	2011		2010
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$350.0	$350.5	$349.6	$369.3
7% Notes due 2013 (issued: $150.0, October 1993)	149.7	162.4	149.6	165.0
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.0	525.3	0	0
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.0	364.4	294.8	329.9
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.4	492.4	394.2	433.3
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $762.1 and $777.1)	756.0	769.7	770.0	808.2

Total	$2,442.1	$2,664.7	$1,958.2	$2,105.7

Aggregate Principal Payments On Debt Outstanding	Aggregate principal payments on debt outstanding at December 31, 2011, is as follows:

(millions) Year	Payments
2012	$350.0
2013	150.0
2014	0
2015	0
2016	0
Thereafter	1,962.1

Total	$2,462.1

Cash Flow Hedging
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income

The original unrealized gain (loss) and the unamortized balance at December 31, 2011, on a pretax basis, of these hedges, were as follows:

(millions)	Original Unrealized Gain (Loss)	Unamortized Balance at December 31, 2011
6.375% Senior Notes	$18.4	$.2
3.75% Senior Notes	(5.1)	(5.0)
6 5/8% Senior Notes	(4.2)	(3.5)
6.25% Senior Notes	5.1	4.4
6.70% Debentures	34.4	16.1

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Provision

The components of our income tax provision were as follows:

(millions)	2011	2010	2009
Current tax provision	$440.2	$433.9	$491.0
Deferred tax expense	31.3	63.0	8.4

Total income tax provision	$471.5	$496.9	$499.4

Reconciliation of Provision (Benefit) for Income Taxes Reported in the Consolidated Statements Of Income with Tax at the Statutory Rate

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2011		2010		2009
Income before income taxes	$1,487.0		$1,565.2		$1,556.9

Tax at statutory rate	$520.5	35%	$547.8	35%	$544.9	35%
Tax effect of:
Exempt interest income	(17.5)	(1)	(19.4)	(1)	(26.7)	(2)
Dividends received deduction	(18.2)	(1)	(17.2)	(1)	(17.9)	(1)
Tax credits	(9.1)	(1)	0	0	0	0
Tax-deductible dividends	(3.8)	0	(13.0)	(1)	0	0
Other items, net	(.4)	0	(1.3)	0	(.9)	0

Total income tax provision	$471.5	32%	$496.9	32%	$499.4	32%

Components of Net Deferred Tax Assets

At December 31, 2011 and 2010, the components of the net deferred tax asset were as follows:

(millions)	2011	2010
Deferred tax assets:
Unearned premiums reserve	$319.1	$302.3
Investment basis differences	246.1	286.3
Non-deductible accruals	172.1	158.9
Loss and loss adjustment expense reserves	113.6	120.4
Other	5.2	5.0
Deferred tax liabilities:
Net unrealized gains on securities	(367.7)	(413.2)
Hedges on forecasted transactions	(4.3)	(7.9)
Deferred acquisition costs	(151.8)	(146.0)
Property and equipment	(109.9)	(105.4)
Prepaid expenses	(16.1)	(12.6)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(3.8)

Net deferred tax asset	196.0	178.2
Net income taxes recoverable (payable)	12.0	10.8

Income taxes	$208.0	$189.0

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES (Tables)	12 Months Ended
Dec. 31, 2011
Activity in the Loss and Loss Adjustment Expense Reserves

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2011	2010	2009
Balance at January 1	$7,071.0	$6,653.0	$6,177.4
Less reinsurance recoverables on unpaid losses	704.1	529.4	244.5

Net balance at January 1	6,366.9	6,123.6	5,932.9

Incurred related to:
Current year	10,876.8	10,451.7	10,040.9
Prior years	(242.0)	(320.4)	(136.0)

Total incurred	10,634.8	10,131.3	9,904.9

Paid related to:
Current year	7,289.3	6,841.0	6,542.2
Prior years	3,252.3	3,047.0	3,172.0

Total paid	10,541.6	9,888.0	9,714.2

Net balance at December 31	6,460.1	6,366.9	6,123.6
Plus reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Balance at December 31	$7,245.8	$7,071.0	$6,653.0

REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
Effect of Reinsurance on Premiums Written and Earned

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2011		2010		2009
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$15,333.1	$15,107.5	$14,700.0	$14,519.2	$14,196.3	$14,199.4
Ceded	(186.5)	(204.7)	(223.2)	(204.4)	(193.4)	(186.6)

Net premiums	$15,146.6	$14,902.8	$14,476.8	$14,314.8	$14,002.9	$14,012.8

Prepaid Reinsurance Premiums and Reinsurance Recoverables

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2011		2010		2011		2010
(millions)	$	%	$	%	$	%	$	%
MCCA	$21.4	31%	$20.0	23%	$650.4	80%	$578.7	78%
NCRF	19.0	27	20.7	23	51.4	6	45.3	6
CAIP	12.7	18	11.9	14	58.4	7	65.9	9

State Plans	53.1	76	52.6	60	760.2	93	689.9	93
Non-auto	16.7	24	35.5	40	57.8	7	51.6	7

Total	$69.8	100%	$88.1	100%	$818.0	100%	$741.5	100%

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Charged to Income for Employees Incentive Compensation Plans

The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2011		2010		2009
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$196.1	$127.5	$257.3	$167.2	$120.4	$78.3
Equity	50.5	32.8	45.9	29.8	40.3	26.2

Assets Held in Deferral Plan Irrevocable Grantor Trust Account

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2011	2010
Progressive common shares[1]	$35.2	$31.1
Other investment funds	66.2	67.3

Total	$101.4	$98.4

[1]	Includes 0.7 million and 0.5 million common shares as of December 31, 2011 and 2010, respectively, to be distributed in common shares.

Employee
Summary of Restricted Stock Activity

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	11,681,826	$16.55	10,614,016	$17.04	8,260,696	$20.39
Add (deduct):
Granted[2]	2,483,461	20.03	2,841,400	17.50	4,072,152	12.08
Vested	(1,571,237)	19.88	(1,337,647)	22.72	(1,239,281)	23.14
Forfeited	(297,203)	15.41	(435,943)	15.58	(479,551)	16.98

End of year[3,4]	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04

Available, end of year	18,141,922		20,328,180		4,753,038

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2011, the number of shares included 3,667,204 performance-based awards at their target amounts. We expect 3,791,224 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2011, the total unrecognized compensation cost related to unvested equity awards was $82.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.44 years.

Summary of Stock Option Activity

Following is a summary of all employee stock option activity during the years ended December 31:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA	NA	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87	(3,394,633)	5.31
Forfeited	(2,864)	11.28	0	0	(5,752)	5.69

End of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

Exercisable, end of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

Director
Summary of Restricted Stock Activity

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	109,545	$20.86	118,984	$15.79	105,420	$17.96
Add (deduct):
Granted	94,106	21.80	112,670	20.75	129,467	15.78
Vested	(109,545)	20.86	(122,109)	15.82	(105,420)	17.96
Forfeited	0	0	0	0	(10,483)	15.74

End of year	94,106	$21.80	109,545	$20.86	118,984	$15.79

Available, end of year[1]	663,095		757,201		869,871

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of Stock Option Activity

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	120,125	$10.34	312,545	$8.46	401,357	$8.60
Add:
Antidilution adjustment[1]	NA	NA	5,787	NA	NA	NA
Deduct:
Exercised	(83,888)	9.41	(198,207)	7.07	(88,812)	9.10

End of year	36,237	$12.51	120,125	$10.34	312,545	$8.46

Exercisable, end of year[2]	36,237	$12.51	120,125	$10.34	312,545	$8.46

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

Director Stock Options Outstanding and Exercisable

The following director stock options were outstanding and exercisable as of December 31, 2011:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
36,237	$12.51	$0.3 million	0.3 years	$19.51

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Revenue and Operating Income from Segments to Consolidated

Following are the operating results for the years ended December 31:

	2011		2010		2009
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$7,627.4	$564.9	$7,419.7	$601.0	$7,414.8	$579.2
Direct	5,803.7	354.4	5,407.2	291.1	4,951.1	357.9

Total Personal Lines[1]	13,431.1	919.3	12,826.9	892.1	12,365.9	937.1
Commercial Auto	1,467.1	133.5	1,474.2	185.0	1,623.3	229.8
Other indemnity	4.6	(5.5)	13.7	6.4	23.6	8.7

Total underwriting operations	14,902.8	1,047.3	14,314.8	1,083.5	14,012.8	1,175.6

Service businesses	22.8	3.4	25.9	4.5	16.7	(2.7)
Investments[2]	582.6	569.1	616.2	604.3	534.1	523.0
Net gains (losses) on extinguishment of debt	(.1)	(.1)	6.4	6.4	0	0
Interest expense	NA	(132.7)	NA	(133.5)	NA	(139.0)

Consolidated total	$15,508.1	$1,487.0	$14,963.3	$1,565.2	$14,563.6	$1,556.9

[1]

Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2011, and 90% in both 2010 and 2009; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.

[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

NA	= Not Applicable

Underwriting Margins and Combined Ratios for our Underwriting Operations

Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2011		2010		2009
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.4%	92.6	8.1%	91.9	7.8%	92.2
Direct	6.1	93.9	5.4	94.6	7.2	92.8
Total Personal Lines	6.8	93.2	7.0	93.0	7.6	92.4
Commercial Auto	9.1	90.9	12.5	87.5	14.2	85.8
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.0	93.0	7.6	92.4	8.4	91.6

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2011			2010			2009
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Net unrealized gains (losses) on securities:
Arising during period:
Fixed maturities	$132.9	$(46.5)	$86.4	$302.9	$(106.0)	$196.9	$519.4	$(181.8)	$337.6
Equity securities	(57.5)	20.1	(37.4)	241.7	(84.6)	157.1	671.7	(235.1)	436.6
Net non-credit related OTTI losses, adjusted for valuation changes	(5.5)	1.9	(3.6)	21.4	(7.5)	13.9	(24.1)	8.4	(15.7)
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	(47.4)	16.6	(30.8)	46.3	(16.2)	30.1	(8.5)	3.0	(5.5)
Equity securities	(152.5)	53.4	(99.1)	(93.7)	32.8	(60.9)	(86.7)	30.3	(56.4)

Change in net unrealized gains (losses) on securities[1]	(130.0)	45.5	(84.5)	518.6	(181.5)	337.1	1,071.8	(375.2)	696.6
Net unrealized gains (losses) on forecasted transactions:[2]
Arising during period	(5.1)	1.8	(3.3)	0	0	0	0	0	0
Reclassification adjustment for amounts realized in net income[3]	(5.3)	1.8	(3.5)	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)

Change in net unrealized gains on forecasted transactions	(10.4)	3.6	(6.8)	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)
Foreign currency translation adjustment	.2	(.1)	.1	1.2	(.9)	.3	1.4	0	1.4

Other comprehensive income (loss)	$(140.2)	$49.0	$(91.2)	$509.2	$(178.7)	$330.5	$1,068.1	$(373.4)	$694.7

[1]

December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.

[2]

Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction, which was closed in 2009.

[3]

We expect to reclassify $2.3 million (pretax) into income during the next 12 months. During 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2011, were as follows:

(millions) Year	Commitments
2012	$53.0
2013	42.1
2014	26.0
2015	15.3
2016	7.8
Thereafter	13.8

Total	$158.0

Expense Incurred for Leases

The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions) Year	Expense
2011	$80.8
2010	96.7
2009	109.0

SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 14,912.2
Fair Value	15,963
Amount At Which Shown In The Balance Sheet	15,963
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,455.7
Fair Value	11,759.3
Amount At Which Shown In The Balance Sheet	11,759.3
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,842.7
Fair Value	2,963
Amount At Which Shown In The Balance Sheet	2,963
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,938.6
Fair Value	2,002.1
Amount At Which Shown In The Balance Sheet	2,002.1
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	97.8
Fair Value	97.5
Amount At Which Shown In The Balance Sheet	97.5
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,703.7
Fair Value	2,798.7
Amount At Which Shown In The Balance Sheet	2,798.7
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,493.6
Fair Value	3,524.1
Amount At Which Shown In The Balance Sheet	3,524.1
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	379.3
Fair Value	373.9
Amount At Which Shown In The Balance Sheet	373.9
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,904.7
Fair Value	2,651.9
Amount At Which Shown In The Balance Sheet	2,651.9
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	113.7
Fair Value	147.4
Amount At Which Shown In The Balance Sheet	147.4
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	203
Fair Value	224.7
Amount At Which Shown In The Balance Sheet	224.7
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,114.3
Fair Value	1,473.5
Amount At Which Shown In The Balance Sheet	1,473.5
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	473.7
Fair Value	806.3
Amount At Which Shown In The Balance Sheet	806.3
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,551.8	[1]
Fair Value	1,551.8	[1]
Amount At Which Shown In The Balance Sheet	$ 1,551.8	[1]

[1]	Includes $10.0 million in treasury bills issued by the Australian government.

SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 14,912.2
Fair Value	15,963
Amount At Which Shown In The Balance Sheet	15,963
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,551.8	[1]
Fair Value	1,551.8	[1]
Amount At Which Shown In The Balance Sheet	1,551.8	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	10
Fair Value	10
Amount At Which Shown In The Balance Sheet	$ 10

[1]	Includes $10.0 million in treasury bills issued by the Australian government.

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (PARENT COMPANY) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Net gains (losses) on extinguishment of debt	$ 6.4	$ (0.1)		$ 6.4		$ 0
Total revenues		15,508.1		14,963.3		14,563.6
Expenses
Interest expense		132.7		133.5		139
Total expenses		14,021.1		13,398.1		13,006.7
Income before income taxes		1,487		1,565.2		1,556.9
Provision (benefit) for income taxes		(471.5)		(496.9)		(499.4)
Net income		1,015.5		1,068.3		1,057.5
Other comprehensive income (loss)		(91.2)		330.5		694.7
Comprehensive income		924.3		1,398.8		1,752.2
Parent Company
Revenues
Dividends from subsidiaries		875.3		1,216.2		1,230.6
Undistributed income from subsidiaries		225.7		(73.5)		(78.7)
Equity in net income of subsidiaries		1,101	[1]	1,142.7	[1]	1,151.9	[1]
Intercompany investment income		5.6	[1]	6.6	[1]	8.5	[1]
Net gains (losses) on extinguishment of debt		(0.1)		6.4		0
Total revenues		1,106.5		1,155.7		1,160.4
Expenses
Interest expense		138		139.5		146.4
Deferred compensation		0.4	[2]	4.3	[2]	4.8	[2]
Other operating costs and expenses		4.7		3.9		3.3
Total expenses		143.1		147.7		154.5
Income before income taxes		963.4		1,008		1,005.9
Provision (benefit) for income taxes		(52.1)		(60.3)		(51.6)
Net income		1,015.5		1,068.3		1,057.5
Other comprehensive income (loss)		(91.2)		330.5		694.7
Comprehensive income		$ 924.3		$ 1,398.8		$ 1,752.2

[1]	Eliminated in consolidation.
[2]	See Note 4 - Employee Benefit Plans in these condensed financial statements.

CONDENSED BALANCE SHEETS (PARENT COMPANY) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Assets
Income taxes	$ 208		$ 189
Other assets	249.9		251.9
Total assets	21,844.8		21,150.3
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	1,770.8	[1]	1,718.4	[1]
Debt	2,442.1	[2]	1,958.2	[2]
Total liabilities	16,038.1		15,101.4
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613		662.4
Paid-in capital	1,006.2		1,007.1
Retained earnings	3,495		3,595.7
Total accumulated other comprehensive income	692.5		783.7
Total shareholders' equity	5,806.7		6,048.9		5,748.6
Total Liabilities and Shareholders' Equity	21,844.8		21,150.3
Parent Company
Assets
Investment in affiliate	1		1
Investment in subsidiaries	6,179.5	[3]	5,984.8	[3]
Receivable from investment subsidiary	2,096.6	[3]	2,120.2	[3]
Intercompany receivable	237.6	[3]	179.1	[3]
Income taxes	52.1		48.7
Other assets	69		70.2
Total assets	8,635.8		8,404
Liabilities and Shareholders' Equity
Accounts payable, accrued expenses, and other liabilities	137.4		132.8
Dividend payable	249.6		264.1
Debt	2,442.1		1,958.2
Total liabilities	2,829.1		2,355.1
Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613		662.4
Paid-in capital	1,006.2		1,007.1
Retained earnings	3,495		3,595.7
Total accumulated other comprehensive income	692.5		783.7
Total shareholders' equity	5,806.7		6,048.9
Total Liabilities and Shareholders' Equity	$ 8,635.8		$ 8,404

[1]	See Note 12 - Litigation and Note 13 - Commitments and Contingencies for further discussion.
[2]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.
[3]	Eliminated in consolidation.

CONDENSED BALANCE SHEETS (PARENT COMPANY) (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	184.7	135.3
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value	$ 1	$ 1
Common Shares, authorized	900	900
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	184.7	135.3

CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 1,015.5	$ 1,068.3	$ 1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of stock-based compensation	50.5	45.9	40.3
Net (gains) losses on extinguishment of debt	0.1	(6.4)	0
Changes in:
Accounts payable, accrued expenses, and other liabilities	35.5	210.2	(71.8)
Income taxes	28.4	48.1	29.7
Other, net	5.9	(10)	(28.2)
Net cash provided by operating activities	1,497.9	1,679.3	1,486.8
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(744.9)	(486.5)	(1,178.6)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14	9.7
Proceeds from debt issuance	491.9	0	0
Reacquisition of debt	(15)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)
Net cash used in financing activities	(755.7)	(1,195.4)	(152.1)
Increase (decrease) in cash	(3.2)	(1.8)	157.8
Cash, beginning of year	158.9	160.7	2.9
Cash, End of year	155.7	158.9	160.7
Parent Company
Cash Flows From Operating Activities:
Net income	1,015.5	1,068.3	1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(225.7)	73.5	78.7
Amortization of stock-based compensation	2.1	2.4	1.8
Net (gains) losses on extinguishment of debt	0.1	(6.4)	0
Changes in:
Intercompany receivable	(58.5)	(54.1)	(22)
Accounts payable, accrued expenses, and other liabilities	4.5	7.3	12.5
Income taxes	(3.4)	(12.2)	31.1
Other, net	4.2	(1.9)	(5.6)
Net cash provided by operating activities	738.8	1,076.9	1,154
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(11.8)	(3.5)	(152.4)
Received from (paid to) investment subsidiary	23.6	122	(849.5)
Net cash provided by (used in) investing activities	11.8	118.5	(1,001.9)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14	9.7
Proceeds from debt issuance	497	0	0
Reacquisition of debt	(15)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)
Net cash used in financing activities	(750.6)	(1,195.4)	(152.1)
Increase (decrease) in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, End of year	$ 0	$ 0	$ 0

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 2	$ 2.2

The Progressive Corporation Cash Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 435	$ 434	$ 461.7
Interest	$ 129.5	$ 138.4	$ 144.7

SUPPLEMENTARY INSURANCE INFORMATION (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 433.6	[1]	$ 417.2	[1]	$ 402.2	[1]
Future policy benefits, losses, claims, and loss expenses	7,245.8	[1]	7,071	[1]	6,653	[1]
Unearned premiums	4,579.4	[1]	4,353.8	[1]	4,172.9	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	14,902.8		14,314.8		14,012.8
Net investment income	466.5	[1],[2]	508.2	[1],[2]	495.9	[1],[2]
Benefits, claims, losses, and settlement expenses	10,634.8		10,131.3		9,904.9
Amortization of deferred policy acquisition costs	1,399.2		1,359.9		1,364.6
Other operating expenses	1,821.5		1,740.1		1,567.7
Net premiums written	15,146.6		14,476.8		14,002.9
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	13,431.1		12,826.9		12,365.9
Benefits, claims, losses, and settlement expenses	9,615.2		9,159.6		8,847
Amortization of deferred policy acquisition costs	1,231.9		1,188.1		1,171.6
Other operating expenses	1,664.7		1,587.1		1,410.2
Net premiums written	13,612.2		13,024.4		12,453.1
Commercial Auto
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,467.1		1,474.2		1,623.3
Benefits, claims, losses, and settlement expenses	1,010.7		958.6		1,050.7
Amortization of deferred policy acquisition costs	166.6		167.9		187
Other operating expenses	156.3		162.7		155.8
Net premiums written	1,534.3		1,449.5		1,533.9
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	4.6		13.7	[3]	23.6
Benefits, claims, losses, and settlement expenses	8.9		13.1	[3]	7.2
Amortization of deferred policy acquisition costs	0.7		3.9	[3]	6
Other operating expenses	0.5		(9.7)	[3]	1.7
Net premiums written	$ 0.1		$ 2.9	[3]	$ 15.9

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.
[3]	We sold our professional liability insurance businesses in the first quarter 2010. The gain on the sale is reflected in other operating expenses.

REINSURANCE (Detail) (Property, Liability and Casualty Insurance Segment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Liability and Casualty Insurance Segment
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 15,107.5	$ 14,519.2	$ 14,199.4
Ceded to Other Companies	204.7	204.4	186.6
Assumed From Other Companies	0	0	0
Net Amount	$ 14,902.8	$ 14,314.8	$ 14,012.8
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%

SUPPLEMENTAL INFORMATION CONCERNING PROPERTY - CASUALTY INSURANCE OPERATIONS (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 10,876.8	$ 10,451.7	$ 10,040.9
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	(242)	(320.4)	(136)
Paid Losses and Loss Adjustment Expenses	$ 10,541.6	$ 9,888	$ 9,714.2

REPORTING AND ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Adjustments for New Accounting Pronouncement	Dec. 31, 2011 computer equipment and laptop computers Year	Dec. 31, 2011 Building and Building Improvements Year	Dec. 31, 2011 Property, Plant and Equipment, Other Types Year	Dec. 31, 2011 Land and Building	Dec. 31, 2010 Land and Building
Significant Accounting Policies [Line Items]
Minimum useful life (years)				2	10	3
Maximum useful life (years)				4	40	10
Land and buildings as a percentage of total property and equipment							75.00%	76.00%
Deferred acquisition costs	$ 433.6	$ 417.2	$ 23

Interest Capitalized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capitalized Interest [Line Items]
Capitalized Interest	$ 0.4	$ 1.1	$ 2.6

Stock-based Compensation (Detail) (Stock Compensation Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax expense	$ 50.5	$ 45.9	$ 40.3
Tax benefit	$ 17.7	$ 16.1	$ 14.1

Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes, net of refunds	$ 435	$ 434	$ 461.7
Interest	$ 129.5	$ 138.4	$ 144.7

Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 14,912.2	[1],[2]	$ 14,344.6	[1],[2]
Gross Unrealized Gains	1,152.8	[1],[2]	1,270.8	[1],[2]
Gross Unrealized Losses	(102.3)	[1],[2]	(90.3)	[1],[2]
Net Realized Gains (Losses)	0.3	[1],[2],[3]	(1.7)	[1],[2],[3]
Total investments at fair value	15,963	[1],[2]	15,523.4	[1],[2]
% of Total Fair Value	100.00%	[1],[2]	100.00%	[1],[2]
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost	11,455.7		11,630.8
Gross Unrealized Gains	370.2		304.1
Gross Unrealized Losses	(73.2)		(87.1)
Net Realized Gains (Losses)	6.6	[3]	2.2	[3]
Total investments at fair value	11,759.3		11,850
% of Total Fair Value	73.60%		76.30%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	2,842.7		3,203.2
Gross Unrealized Gains	120.3		56.3
Gross Unrealized Losses	0		(16.9)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,963		3,242.6
% of Total Fair Value	18.60%		20.90%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost	1,938.6		1,955.5
Gross Unrealized Gains	64.1		43
Gross Unrealized Losses	(0.6)		(9.4)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	2,002.1		1,989.1
% of Total Fair Value	12.50%		12.80%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost	2,801.5		2,579
Gross Unrealized Gains	94.3		78.1
Gross Unrealized Losses	(6.5)		(13.3)
Net Realized Gains (Losses)	6.9	[3]	2.3	[3]
Total investments at fair value	2,896.2		2,646.1
% of Total Fair Value	18.10%		17.00%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	452.9		567.1
Gross Unrealized Gains	9.3		17.8
Gross Unrealized Losses	(35.3)		(21.3)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	426.9		563.6
% of Total Fair Value	2.70%		3.60%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,829.8		1,772.1
Gross Unrealized Gains	52.3		66.9
Gross Unrealized Losses	(5.5)		(6.9)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,876.6		1,832.1
% of Total Fair Value	11.80%		11.80%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,210.9		1,063.9
Gross Unrealized Gains	11.3		12.4
Gross Unrealized Losses	(1.3)		(2.2)
Net Realized Gains (Losses)	(0.3)	[3]	(0.1)	[3]
Total investments at fair value	1,220.6		1,074
% of Total Fair Value	7.60%		6.90%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	379.3		490
Gross Unrealized Gains	18.6		29.6
Gross Unrealized Losses	(24)		(17.1)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	373.9		502.5
% of Total Fair Value	2.30%		3.30%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost	473.7		601.3
Gross Unrealized Gains	342.6		560.2
Gross Unrealized Losses	(3.7)		0
Net Realized Gains (Losses)	(6.3)	[3]	(3.9)	[3]
Total investments at fair value	806.3		1,157.6
% of Total Fair Value	5.10%		7.50%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost	1,431		1,021.7
Gross Unrealized Gains	440		406.5
Gross Unrealized Losses	(25.4)		(3.2)
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	1,845.6		1,425
% of Total Fair Value	11.60%		9.20%
Short-term investments | Other Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost	1,551.8		1,090.8
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Net Realized Gains (Losses)	0	[3]	0	[3]
Total investments at fair value	$ 1,551.8		$ 1,090.8
% of Total Fair Value	9.70%		7.00%

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Represents net holding period gains (losses) on certain hybrid securities (discussed below).

Investment Portfolio by Major Security Type (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Net unsettled security transactions offset in other assets	$ 46,900,000	$ 46,300,000
Securities in the portfolio of a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions	$ 2,000,000,000	$ 2,200,000,000

INVESTMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended								12 Months Ended				12 Months Ended														12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Categories of Investments, Marketable Securities, Trading Securities	Dec. 31, 2010 Categories of Investments, Marketable Securities, Trading Securities	Dec. 31, 2009 Categories of Investments, Marketable Securities, Trading Securities	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2007 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 3.75% Senior Notes due 2021	Dec. 31, 2010 3.75% Senior Notes due 2021	Dec. 31, 2011 Fixed maturities	Dec. 31, 2010 Fixed maturities	Dec. 31, 2011 Fixed maturities Corporate debt securities	Dec. 31, 2010 Fixed maturities Corporate debt securities	Dec. 31, 2011 Non-Income Producing Investments	Dec. 31, 2011 Fixed Income Securities	Dec. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Dec. 31, 2011 Equity securities Common equities	Dec. 31, 2010 Equity securities Common equities	Dec. 31, 2011 Equity securities Russell One Thousand Common equities	Dec. 31, 2011 Equity securities Managed Equity Strategy Common equities	Dec. 31, 2011 Foreign Government Debt	Dec. 31, 2010 Foreign Government Debt	Dec. 31, 2011 Interest Rate Swaps	Dec. 31, 2010 Interest Rate Swaps	Dec. 31, 2009 Interest Rate Swaps	Dec. 31, 2011 Interest Rate Swaps Opened in 2009 Contract	Dec. 31, 2009 Interest Rate Swaps Opened in 2009 Contract	Dec. 31, 2011 Interest Rate Swaps Opened in 2009 Nine Year Time Horizon	Dec. 31, 2009 Interest Rate Swaps Opened in 2009 Nine Year Time Horizon	Dec. 31, 2011 Interest Rate Swaps Opened in 2011 Contract	Dec. 31, 2011 Interest Rate Swaps Opened in 2011 Five Year Time Horizon	Dec. 31, 2011 Corporate Credit Default Swaps Financial Services Sector	Dec. 31, 2010 Corporate Credit Default Swaps Financial Services Sector	Dec. 31, 2009 Corporate Credit Default Swaps Financial Services Sector	Dec. 31, 2011 Corporate Credit Default Swaps Automotive Sector	Dec. 31, 2010 Corporate Credit Default Swaps Automotive Sector	Dec. 31, 2010 Corporate Credit Default Swaps Technology Sector Contract	Dec. 31, 2009 Corporate Credit Default Swaps Technology Sector Contract	Dec. 31, 2010 Corporate Credit Default Swaps 2-year Time Horizon Technology Sector	Dec. 31, 2009 Corporate Credit Default Swaps 2-year Time Horizon Technology Sector	Dec. 31, 2010 Corporate Credit Default Swaps 4-year Time Horizon Technology Sector
Schedule of Investments [Line Items]
Treasury Bills issued by the Australian government																								$ 10	$ 0
Percentage which the issuer receives the security back at once the change of control is triggered														1.00%
Realized Investment Losses														17.4
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	150.7
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months																0
Gross unrealized losses	102.3	90.3										73.2	87.1	6.5	13.3		76.9	29.1	3.2	25.4	3.2
Percentage of Common stock portfolio																						97.00%	3.00%
Net realized gains (losses) on securities	108.1	110	67.9	0	0	0
Repurchase of debt, face amount							15	222.9
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	0.3	5.8					0.3	5.8
Debt instrument, face amount							1,000	1,000		500	500
Hedge gain (loss) included in accumulated other comprehensive income							34.4		34.4	(5.1)
Debt instrument fixed interest rate terms									10 years
Cash flow hedge gain recognized as an adjustment to interest expense	2.6	2.7	2.8
Realized gain on foreign currency cash flow hedge			0.9
Exposure position terms																										During the year ended December 31, 2011, we held a 9-year interest rate swap position and two 5-year interest rate swap positions where we are paying a fixed rate and receiving a variable rate.
Derivative maturity, term																															9 years	9 years		5 years	5 years	5 years	5 years	5 years	5 years			2 years	2 years	4 years
Cash collateral received from counterparty																																			0.7	0.5			1.1
Cash collateral delivered to the counterparties																										81.7	52.2	0									0.6
Number of Interest rate swap position held																													1	1			2
Number of derivative positions opened																																								2	1
Number of derivative positions closed																																								2	1
Upfront cash payment made when entering exposure position																																								$ 0.2	$ 0.6

Hybrid Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Hybrid Securities [Line Items]
Hybrid securities	$ 264.6	$ 244.1
Fixed maturities
Hybrid Securities [Line Items]
Hybrid securities	250.4	191.3
Fixed maturities | Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	234.9	176.4
Fixed maturities | Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	15.5	14.9
Equity securities | Nonredeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 14.2	$ 52.8

Composition of Fixed Maturities by Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Available for sale, cost
Less than one year	$ 1,399
One to five years	8,582.6
Five to ten years	1,380.9
Ten years or greater	92.5
Total	11,455	[1]
Available for sale, Fair value
Less than one year	1,418.8
One to five years	8,850.9
Five to ten years	1,398
Ten years or greater	90.9
Total	$ 11,758.6	[1]

[1]	Excludes $0.7 million of gains on the open credit default swap positions.

Composition of Fixed Maturities by Maturity (Parenthetical) (Detail) (Corporate Credit Default Swaps, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Corporate Credit Default Swaps
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities debt maturities, gains on open credit default swap position	$ 0.7

Gross Unrealized losses by Major Security (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	$ 1,578.4	$ 2,684.6
Gross Unrealized Losses	(102.3)	(90.3)
Less than 12 Months Fair Value	932	2,101.4
Less than 12 Months Unrealized Losses	(39.9)	(45.5)
12 Months or Greater Fair Value	646.4	583.2
12 Months or Greater Unrealized Losses	(62.4)	(44.8)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	1,344.3	2,624.1
Gross Unrealized Losses	(73.2)	(87.1)
Less than 12 Months Fair Value	715.8	2,044.1
Less than 12 Months Unrealized Losses	(13.1)	(42.4)
12 Months or Greater Fair Value	628.5	580
12 Months or Greater Unrealized Losses	(60.1)	(44.7)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	0	495.3
Gross Unrealized Losses	0	(16.9)
Less than 12 Months Fair Value	0	495.3
Less than 12 Months Unrealized Losses	0	(16.9)
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	93.6	461.9
Gross Unrealized Losses	(0.6)	(9.4)
Less than 12 Months Fair Value	79.5	454
Less than 12 Months Unrealized Losses	(0.5)	(8.7)
12 Months or Greater Fair Value	14.1	7.9
12 Months or Greater Unrealized Losses	(0.1)	(0.7)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	262.7	589.3
Gross Unrealized Losses	(6.5)	(13.3)
Less than 12 Months Fair Value	137.3	541.3
Less than 12 Months Unrealized Losses	(4.6)	(11.6)
12 Months or Greater Fair Value	125.4	48
12 Months or Greater Unrealized Losses	(1.9)	(1.7)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	308.7	314.1
Gross Unrealized Losses	(35.3)	(21.3)
Less than 12 Months Fair Value	34.4	74
Less than 12 Months Unrealized Losses	(2)	(1)
12 Months or Greater Fair Value	274.3	240.1
12 Months or Greater Unrealized Losses	(33.3)	(20.3)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	203.7	332
Gross Unrealized Losses	(5.5)	(6.9)
Less than 12 Months Fair Value	161.4	269.7
Less than 12 Months Unrealized Losses	(3.5)	(3.1)
12 Months or Greater Fair Value	42.3	62.3
12 Months or Greater Unrealized Losses	(2)	(3.8)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	284.2	214.8
Gross Unrealized Losses	(1.3)	(2.2)
Less than 12 Months Fair Value	259.7	209.8
Less than 12 Months Unrealized Losses	(1)	(1.1)
12 Months or Greater Fair Value	24.5	5
12 Months or Greater Unrealized Losses	(0.3)	(1.1)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	191.4	216.7
Gross Unrealized Losses	(24)	(17.1)
Less than 12 Months Fair Value	43.5	0
Less than 12 Months Unrealized Losses	(1.5)	0
12 Months or Greater Fair Value	147.9	216.7
12 Months or Greater Unrealized Losses	(22.5)	(17.1)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	234.1	60.5
Gross Unrealized Losses	(29.1)	(3.2)
Less than 12 Months Fair Value	216.2	57.3
Less than 12 Months Unrealized Losses	(26.8)	(3.1)
12 Months or Greater Fair Value	17.9	3.2
12 Months or Greater Unrealized Losses	(2.3)	(0.1)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	19.5	0
Gross Unrealized Losses	(3.7)	0
Less than 12 Months Fair Value	19.5	0
Less than 12 Months Unrealized Losses	(3.7)	0
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Total Fair Value	214.6	60.5
Gross Unrealized Losses	(25.4)	(3.2)
Less than 12 Months Fair Value	196.7	57.3
Less than 12 Months Unrealized Losses	(23.1)	(3.1)
12 Months or Greater Fair Value	17.9	3.2
12 Months or Greater Unrealized Losses	$ (2.3)	$ (0.1)

Total Non-Credit Portion of Other-Than-Temporary Impairment (OTTI) Recorded in Accumulated Other Comprehensive Income (AOCI), Reflecting Original Non-Credit Loss at the Time Credit Impairment (Detail) (Fixed maturities, USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (45.8)	$ (45.3)
Residential mortgage-backed securities
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	(44.8)	(44.3)
Commercial mortgage-backed securities
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (1)	$ (1)

OTTI Credit Losses Recognized in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Beginning balance	$ 39.8		$ 48.5
Credit losses for which an OTTI was previously recognized	1.4		3.3
Credit losses for which an OTTI was not previously recognized	1.5		3.4
Change in recoveries of future cash flows expected to be collected	(5.4)	[1],[2]	(5.7)	[1]
Reductions for previously recognized credit impairments written down to fair value	(1.5)	[3]	(9.7)	[3]
Ending balance	35.8		39.8
Residential mortgage-backed securities
Beginning balance	32.3		41.1
Credit losses for which an OTTI was previously recognized	1.4		3
Credit losses for which an OTTI was not previously recognized	1.1		2.4
Change in recoveries of future cash flows expected to be collected	0.8	[1],[2]	(5.3)	[1]
Reductions for previously recognized credit impairments written down to fair value	(1.1)	[3]	(8.9)	[3]
Ending balance	34.5		32.3
Commercial mortgage-backed securities
Beginning balance	1		0.9
Credit losses for which an OTTI was previously recognized	0		0.3
Credit losses for which an OTTI was not previously recognized	0.4		1
Change in recoveries of future cash flows expected to be collected	0.3	[1],[2]	(0.4)	[1]
Reductions for previously recognized credit impairments written down to fair value	(0.4)	[3]	(0.8)	[3]
Ending balance	1.3		1
Corporate debt securities
Beginning balance	6.5		6.5
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0
Change in recoveries of future cash flows expected to be collected	(6.5)	[1],[2]	0	[1]
Reductions for previously recognized credit impairments written down to fair value	0	[3]	0	[3]
Ending balance	$ 0		$ 6.5

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).

OTTI Credit Losses Recognized in Earnings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Change in recoveries of future cash flows expected to be collected	$ (5.4)	[1],[2]	$ (5.7)	[1]
Residential mortgage-backed securities
Change in recoveries of future cash flows expected to be collected	0.8	[1],[2]	(5.3)	[1]
Residential mortgage-backed securities | Actual Cash Flow Recovery
Change in recoveries of future cash flows expected to be collected	$ 2

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.

Components of Net Realized Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 255.4	$ 188.4	$ 340.7
Gross realized losses on securities sales	(51.5)	(25.8)	(121.3)
Net realized gains (losses) on securities sales	203.9	162.6	219.4
Other-than-temporary impairment losses	(4.1)	(13.5)	(208.1)
Total net realized gains (losses) on securities	102.6	96.1	27.1
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	94.6	91	159.6
Gross realized losses on securities sales	(15)	(18.6)	(24)
Net realized gains (losses) on securities sales	79.6	72.4	135.6
Other-than-temporary impairment losses	(3.9)	(13)	(39)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	59.1	39.8	103.1
Gross realized losses on securities sales	(9.3)	(12.9)	(2.1)
Net realized gains (losses) on securities sales	49.8	26.9	101
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	3.5	10	35.2
Gross realized losses on securities sales	0	0	(7.6)
Net realized gains (losses) on securities sales	3.5	10	27.6
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	23	30.9	20.5
Gross realized losses on securities sales	(3.5)	(0.5)	(0.5)
Net realized gains (losses) on securities sales	19.5	30.4	20
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2	0	0
Gross realized losses on securities sales	0	0	(3.2)
Net realized gains (losses) on securities sales	2	0	(3.2)
Other-than-temporary impairment losses	(3.3)	(11.1)	(32)
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.3	1	0.8
Gross realized losses on securities sales	0	0	(9.9)
Net realized gains (losses) on securities sales	0.3	1	(9.1)
Other-than-temporary impairment losses	(0.6)	(1.9)	(0.9)
Fixed maturities | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	2.1	0.8	0
Gross realized losses on securities sales	0	0	(0.7)
Net realized gains (losses) on securities sales	2.1	0.8	(0.7)
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	4.6	8.5	0
Gross realized losses on securities sales	(2.2)	(5.2)	0
Net realized gains (losses) on securities sales	2.4	3.3	0
Other-than-temporary impairment losses	0	0	(6.1)
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	148.9	83.6	32.6
Gross realized losses on securities sales	0	0	(57.3)
Net realized gains (losses) on securities sales	148.9	83.6	(24.7)
Other-than-temporary impairment losses	0	0	(158.8)
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	11.9	13.8	148.5
Gross realized losses on securities sales	(36.5)	(7.2)	(40)
Net realized gains (losses) on securities sales	(24.6)	6.6	108.5
Other-than-temporary impairment losses	(0.2)	(0.5)	(10.3)
Hybrid and Derivative Instruments
Gain (Loss) on Investments [Line Items]
Net holding period gains (losses)	(97.2)	(53)	15.8
Hybrid and Derivative Instruments | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Net holding period gains (losses)	1.7	5.5	14.5
Hybrid and Derivative Instruments | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Net holding period gains (losses)	$ (98.9)	$ (58.5)	$ 1.3

Components of Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 480	$ 520.1	$ 507
Investment expenses	(13.5)	(11.9)	(11.1)
Net investment income	466.5	508.2	495.9
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	384.2	418.6	401.3
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	58	80.8	79.6
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	60	65.4	91.9
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	106.7	84.3	48.2
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	18.6	21.7	33.4
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	83.4	99.1	90.7
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	24.5	21.8	9.7
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	33	45.5	47.5
Fixed maturities | Other debt obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0	0	0.3
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	57.7	70.6	89.7
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	35.7	27.3	13.3
Short-term investments | Other Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 2.4	$ 3.6	$ 2.7

Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Balance Sheet - Fair Value	$ (75.4)		$ (40.4)
Income Statement - Net Realized Gain (Loss) on Securities	(98.9)		(58.5)		1.3
Designated as Hedging Instruments | Closed Positions | Foreign Exchange Contract | Accumulated Other Comprehensive Income
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	8	[1]
Purpose	Forecasted transaction
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		0
Designated as Hedging Instruments | Closed Positions | Ineffective Cash Flow Hedge
Derivative [Line Items]
Notional Value	15	[1]	223	[1]	0	[1]
Purpose	Manage interest rate risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0.3		5.8		0
Non-hedging Instruments | Closed Positions | Foreign Exchange Contract
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	8	[1]
Purpose	Manage currency risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		0.9
Non-hedging Instruments | Closed Positions | Interest Rate Swaps
Derivative [Line Items]
Notional Value	350	[1]	0	[1]	4,186	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	(25.5)		0		10.4
Non-hedging Instruments | Closed Positions | Corporate Credit Default Swaps
Derivative [Line Items]
Notional Value	10	[1]	25	[1]	7	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0.5		(0.2)		(0.4)
Non-hedging Instruments | Closed Positions | Equity Contract
Derivative [Line Items]
Purpose	Manage price risk	[2]
Balance Sheet - Fair Value	0	[2]	0	[2]
Income Statement - Net Realized Gain (Loss) on Securities	0	[2]	0	[2]	(9.1)	[2]
Non-hedging Instruments | Assets | Interest Rate Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	713	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	0		0		0.1
Non-hedging Instruments | Assets | Corporate Credit Default Swaps | Fixed maturities
Derivative [Line Items]
Notional Value	25	[1]	35	[1]	0	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0.7		1.3
Income Statement - Net Realized Gain (Loss) on Securities	(0.2)		2.5		0
Non-hedging Instruments | Liabilities | Interest Rate Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	1,263	[1]	713	[1]	0	[1]
Purpose	Manage portfolio duration
Balance Sheet - Fair Value	(76.1)		(41.7)
Income Statement - Net Realized Gain (Loss) on Securities	(74)		(66.6)		0
Non-hedging Instruments | Liabilities | Corporate Credit Default Swaps | Other Liabilities
Derivative [Line Items]
Notional Value	0	[1]	0	[1]	25	[1]
Purpose	Manage credit risk
Balance Sheet - Fair Value	0		0
Income Statement - Net Realized Gain (Loss) on Securities	$ 0		$ 0		$ (0.6)

[1]	The amounts represent the value held at year-end for open positions and the maximum amount held during the year for closed positions.
[2]	Each contract is equivalent to 100 shares of common stock of the issuer; we had no option activity in 2011 or 2010.

Derivative Instruments (Parenthetical) (Detail) (Non-hedging Instruments, Closed Positions, Equity Contract)	Dec. 31, 2009
Non-hedging Instruments | Closed Positions | Equity Contract
Derivative [Line Items]
Open Option Contracts, Shares	100
Open Option Contracts, contracts	177,190

Composition of the Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Portfolio	$ 15,963	[1],[2]	$ 15,523.4	[1],[2]
Debt	2,664.7	[3]	2,105.7	[3]
Fixed maturities
Portfolio	11,759.3		11,850
Fixed maturities | Redeemable preferred stocks
Portfolio	373.9		502.5
Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	131.3		195.8
Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	68.1		71.4
Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	174.5		235.3
Fixed maturities | Debt Securities
Portfolio	7,861.3		7,877.8
Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	2,963		3,242.6
Fixed maturities | Debt Securities | State and local government obligations
Portfolio	2,002.1		1,989.1
Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	2,896.2		2,646.1
Fixed maturities | Asset-backed Securities
Portfolio	3,524.1		3,469.7
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	426.9		563.6
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	1,876.6		1,832.1
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	1,220.6		1,074
Equity securities | Nonredeemable preferred stocks
Portfolio	806.3		1,157.6
Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	753.3		1,055.3
Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	53		67.9
Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		34.4
Equity securities | Common equities
Portfolio	1,845.6		1,425
Equity securities | Common equities | Common Stocks
Portfolio	1,834.1		1,413.2
Equity securities | Common equities | Other Equity-like Investments
Portfolio	11.5		11.8
Total Fixed Maturities and Equity Securities
Portfolio	14,411.2		14,432.6
Short-term investments
Portfolio	1,551.8	[4]	1,090.8	[4]
Fair Value, Inputs, Level 1 | Fixed maturities
Portfolio	2,987.1		3,266
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Portfolio	24.1		23.4
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	24.1		23.4
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Portfolio	2,963		3,242.6
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	2,963		3,242.6
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Portfolio	227.9		490.2
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	227.9		490.2
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Portfolio	1,834.1		1,413.2
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks
Portfolio	1,834.1		1,413.2
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other Equity-like Investments
Portfolio	0		0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Portfolio	5,049.1		5,169.4
Fair Value, Inputs, Level 2 | Fixed maturities
Portfolio	8,686		8,425.3
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Portfolio	349.8		479.1
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	107.2		172.4
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	68.1		71.4
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	174.5		235.3
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Portfolio	4,898.3		4,605.7
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	2,002.1		1,989.1
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	2,896.2		2,616.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Portfolio	3,437.9		3,340.5
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	364.6		466.9
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	1,855.3		1,804.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	1,218		1,069
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Portfolio	578.4		667.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	525.4		565.1
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	53		67.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		34.4
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other Equity-like Investments
Portfolio	0		0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Portfolio	9,264.4		9,092.7
Fair Value, Inputs, Level 3 | Fixed maturities
Portfolio	86.2		158.7
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Portfolio	0		29.5
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	0		29.5
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Portfolio	86.2		129.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	62.3		96.7
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	21.3		27.5
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	2.6		5
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Portfolio	11.5		11.8
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other Equity-like Investments
Portfolio	11.5		11.8
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Portfolio	97.7		170.5
Carrying (Reported) Amount, Fair Value Disclosure
Portfolio	14,912.2		14,344.6
Debt	2,442.1	[3]	1,958.2	[3]
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Portfolio	11,455.7		11,630.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Portfolio	379.3		490
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	124.3		183.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	70.8		70.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	184.2		236
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Portfolio	7,582.8		7,737.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	2,842.7		3,203.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	1,938.6		1,955.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	2,801.5		2,579
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Portfolio	3,493.6		3,403.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	452.9		567.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	1,829.8		1,772.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	1,210.9		1,063.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Portfolio	473.7		601.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	433.7		514.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	40		50.8
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		36.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Portfolio	1,431		1,021.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks
Portfolio	1,427.3		1,017.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other Equity-like Investments
Portfolio	3.7		4.1
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Portfolio	13,360.4		13,253.8
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Portfolio	$ 1,551.8	[4]	$ 1,090.8	[4]

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.
[4]	Due to the underlying nature of these securities, cost approximates fair value.

Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment		Dec. 31, 2010 Investment
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]
Portfolio	$ 15,963	[1],[2]	$ 15,523.4	[1],[2]
Nonredeemable preferred stocks | Equity securities
Fair Value Measurements [Line Items]
Transferred out of Level 1 into Level 2	44.2		0
Number of security transferred out of Level 1 into Level 2	1		0
Fair Value, Inputs, Level 1 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	59.00%		63.00%
Fair Value, Inputs, Level 2 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	96.00%		94.00%
Fair Value, Inputs, Level 2 | Dealer Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	4.00%		6.00%
Fair Value, Inputs, Level 3 | Common equities | Internal Pricing
Fair Value Measurements [Line Items]
Portfolio	10.2		10.2
Number of securities	1		1
Fair Value, Inputs, Level 3 | Fixed maturities | Internal Pricing
Fair Value Measurements [Line Items]
Portfolio	$ 0.5		$ 0.5
Number of securities	2		2

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	$ 170.5		$ 170.8
Calls/ Maturities/ Paydowns	(22.4)		(25.6)
Purchases	0		55.6
Sales	(27.9)		(0.3)
Net Realized (Gain)/loss	(0.6)		0.3
Change in Valuation	(6.5)		11.2
Net Transfers in (out)	(15.4)	[1]	(41.5)	[2]
Ending Fair value	97.7		170.5
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	158.7		157.9
Calls/ Maturities/ Paydowns	(22.4)		(23.5)
Purchases	0		55.6
Sales	(27.9)		0
Net Realized (Gain)/loss	(0.6)		0
Change in Valuation	(6.2)		10.2
Net Transfers in (out)	(15.4)	[1]	(41.5)	[2]
Ending Fair value	86.2		158.7
Fixed maturities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	29.5		28.2
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	(27.9)		0
Net Realized (Gain)/loss	(0.6)		0
Change in Valuation	(1)		1.3
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	0		29.5
Fixed maturities | Other debt obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		1.1
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0		(1.1)
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	0		0
Fixed maturities | Redeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	0		53.1
Calls/ Maturities/ Paydowns	0		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0		0
Net Transfers in (out)	0	[1]	(53.1)	[2]
Ending Fair value	0		0
Fixed maturities | Asset-backed Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	129.2		75.5
Calls/ Maturities/ Paydowns	(22.4)		(23.5)
Purchases	0		55.6
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	(5.2)		10
Net Transfers in (out)	(15.4)	[1]	11.6	[2]
Ending Fair value	86.2		129.2
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	96.7		46.1
Calls/ Maturities/ Paydowns	(19.5)		(20.9)
Purchases	0		55.6
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0.5		4.8
Net Transfers in (out)	(15.4)	[1]	11.1	[2]
Ending Fair value	62.3		96.7
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	27.5		21.6
Calls/ Maturities/ Paydowns	(0.3)		0
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	(5.9)		5.4
Net Transfers in (out)	0	[1]	0.5	[2]
Ending Fair value	21.3		27.5
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	5		7.8
Calls/ Maturities/ Paydowns	(2.6)		(2.6)
Purchases	0		0
Sales	0		0
Net Realized (Gain)/loss	0		0
Change in Valuation	0.2		(0.2)
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	2.6		5
Equity securities | Common equities | Other Equity-like Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Fair Value	11.8		12.9
Calls/ Maturities/ Paydowns	0		(2.1)
Purchases	0		0
Sales	0		(0.3)
Net Realized (Gain)/loss	0		0.3
Change in Valuation	(0.3)		1
Net Transfers in (out)	0	[1]	0	[2]
Ending Fair value	$ 11.5		$ 11.8

[1]	The $(15.4) million was transferred out of Level 3 into Level 2 due to the availability of vendor pricing on a residential mortgage-backed security.
[2]	The net $(41.5) million of transfers out of Level 3 included: a $12.1 million transfer into Level 3 and subsequent transfer out of Level 3 at $(15.1) million due to sufficient trade volume, a $(53.1) million transfer out of Level 3 due to the availability of vendor pricing on a redeemable preferred stock, and $14.6 million of transfers into Level 3 due to the lack of trade volume.

Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) (Fixed maturities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Asset-backed Securities	Dec. 31, 2011 Residential mortgage-backed securities Asset-backed Securities	Dec. 31, 2010 Industrials Redeemable preferred stocks
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 2 into Level 3	$ 14.6	$ 12.1
Transferred out of Level 3 into Level 2	$ (41.5)	$ (15.1)	$ (15.4)	$ (53.1)

Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Carrying Value	$ 2,442.1	[1]	$ 1,958.2	[1]
Fair Value	2,664.7		2,105.7
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Carrying Value	350		349.6
Fair Value	350.5		369.3
7% Notes due 2013
Debt Instrument [Line Items]
Carrying Value	149.7		149.6
Fair Value	162.4		165
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Carrying Value	497		0
Fair Value	525.3		0
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Carrying Value	295		294.8
Fair Value	364.4		329.9
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Carrying Value	394.4		394.2
Fair Value	492.4		433.3
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Carrying Value	756		770
Fair Value	$ 769.7		$ 808.2

[1]	Consists of both short- and long-term debt. See Note 4 - Debt for further discussion.

Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 2,462.1
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Debt instrument, face amount	350	350
7% Notes due 2013
Debt Instrument [Line Items]
Debt instrument, face amount	150	150
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Debt instrument, face amount	500	500
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Debt instrument, face amount	300	300
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Debt instrument, face amount	400	400
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt instrument, face amount	1,000	1,000
Debt instrument, outstanding	$ 762.1	$ 777.1

DEBT - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended								1 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Upper Limit	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067	Dec. 31, 2011 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Three Month LIBOR	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Tendered by June 23, 2010	Jun. 23, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Tendered by June 23, 2010	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Tendered by June 23, 2010 Upper Limit	Jun. 30, 2010 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 Early Tender Premium	Jun. 30, 2010 6.25% Senior Notes due 2032	Jan. 31, 2012 6.375% Senior Notes due 2012 Repayment of Debt	Dec. 31, 2011 Euro Dollar Rate	Dec. 31, 2011 Base Rate Loans One Month LIBOR	Dec. 31, 2011 Base Rate Loans Federal Funds Rate
Debt Instrument [Line Items]
Debt interest payments		Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the "6.70% Debentures") will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly. In addition, prior to September 2011 and subject to certain conditions, we had the right to defer the payment of interest on the 6.70% Debentures for one or more periods not exceeding ten consecutive years each.
Interest payment frequency		Payable semiannually
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities		$ 300,000	$ 5,800,000			$ 300,000	$ 5,800,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), interest rate terms		Base Rate Loans will bear daily interest at the greater of (a) PNC's prime rate for such day, (b) the federal funds effective rate for such day plus 1/2% per annum, or (c) one-month LIBOR plus 2% per annum.
Consideration paid for revolving agreement		25,000	62,500
Basis points									2.02%							0.50%	2.00%	0.50%
Unissued common shares reserve					250
Fixed interest rate term						10 years
Repurchase of debt, face amount						15,000,000	222,900,000
Net gain (loss) on extinguishment of debt	6,400,000	(100,000)	6,400,000	0		(100,000)
Tender offer, aggregate principal amount												350,000,000
Tender Offer Aggregate Principal Amount Tendered											222,900,000
Tendered payment amount per $1000 principal amount of the Debentures										950			50
Description of Consent Solicitation and Replacement Capital Covenant														As a condition of the Tender Offer, we solicited consents (the "Consent Solicitation") from the holders of our 6.25% Senior Notes to terminate the Replacement Capital Covenant (the "RCC") relating to the 6.25% Senior Notes. The RCC was originally entered into by Progressive in June 2007 for the benefit of the holders of the 6.25% Senior Notes in connection with the issuance of the 6.70% Debentures. Under the RCC, we agreed that we would not repay, redeem, defease, or purchase all or any part of the 6.70% Debentures before June 15, 2047, unless Progressive was to obtain a specified portion of the funds used in the transaction through the sale of its common shares or certain other equity or equity-like securities. The RCC was terminated on June 23, 2010, the expiration date of the Consent Solicitation, at which time we had received the consent of holders of a majority of the outstanding aggregate principal amount of the 6.25% Senior Notes. Those holders who validly delivered their consent by the expiration date received a consent fee of $5.00 for each $1,000 principal amount of their 6.25% Senior Notes.
Consent fee for each $1,000 principal amount of Notes														5
Principal amount of Debentures								1,000						1,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), initial borrowing capacity		125,000,000
364-Day Secured Liquidity Credit Facility Agreement with PNC Bank, National Association (PNC), Maximum borrowing capacity		150,000,000
Amount on deposit with PNC																		125,000,000
Repayment of Senior Notes															$ 350,000,000

Unrealized Gains (Losses) from Debt Hedges Included in Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007
6.375% Senior Notes due 2012
Debt Instrument [Line Items]
Unrealized gain (loss)	$ 18.4
Unamortized Balance	0.2
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized gain (loss)	(5.1)
Unamortized Balance	(5)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized gain (loss)	(4.2)
Unamortized Balance	(3.5)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized gain (loss)	5.1
Unamortized Balance	4.4
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized gain (loss)	34.4	34.4
Unamortized Balance	$ 16.1

Aggregate Principal Payments On Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Outstanding [Line Items]
2012	$ 350
2013	150
2014	0
2015	0
2016	0
Thereafter	1,962.1
Total	$ 2,462.1

Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current tax provision	$ 440.2	$ 433.9	$ 491
Deferred tax expense	31.3	63	8.4
Total income tax provision	$ 471.5	$ 496.9	$ 499.4

Reconciliation of Provision (Benefit) for Income Taxes Reported in the Consolidated Statements Of Income with Tax at the Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Income before income taxes	$ 1,487	$ 1,565.2	$ 1,556.9
Tax at statutory rate	520.5	547.8	544.9
Exempt interest income	(17.5)	(19.4)	(26.7)
Dividends received deduction	(18.2)	(17.2)	(17.9)
Tax credits	(9.1)	0	0
Tax-deductible dividends	(3.8)	(13)	0
Other items, net	(0.4)	(1.3)	(0.9)
Total income tax provision	$ 471.5	$ 496.9	$ 499.4
Tax at statutory rate	35.00%	35.00%	35.00%
Exempt interest income	(1.00%)	(1.00%)	(2.00%)
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Tax credits	(1.00%)	0.00%	0.00%
Tax-deductible dividends	0.00%	(1.00%)	0.00%
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	32.00%	32.00%	32.00%

Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Unearned premiums reserve	$ 319.1	$ 302.3
Investment basis differences	246.1	286.3
Non-deductible accruals	172.1	158.9
Loss and loss adjustment expense reserves	113.6	120.4
Other	5.2	5
Deferred tax liabilities:
Net unrealized gains on securities	(367.7)	(413.2)
Hedges on forecasted transactions	(4.3)	(7.9)
Deferred acquisition costs	(151.8)	(146)
Property and equipment	(109.9)	(105.4)
Prepaid expenses	(16.1)	(12.6)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(3.8)
Net deferred tax asset	196	178.2
Net income taxes recoverable (payable)	12	10.8
Income taxes	$ 208	$ 189

INCOME TAXES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Income Taxes [Line Items]
Interest benefit (net of tax) related to the settlement of IRS exams, net of tax	$ 0.3

Activity in the Loss and Loss Adjustment Expense Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Balance at beginning of period	$ 7,071	$ 6,653	$ 6,177.4
Less reinsurance recoverables on unpaid losses	704.1	529.4	244.5
Net balance at beginning of period	6,366.9	6,123.6	5,932.9
Incurred related to:
Current year	10,876.8	10,451.7	10,040.9
Prior years	(242)	(320.4)	(136)
Total incurred	10,634.8	10,131.3	9,904.9
Paid related to:
Current year	7,289.3	6,841	6,542.2
Prior years	3,252.3	3,047	3,172
Total paid	10,541.6	9,888	9,714.2
Net balance at ending of period	6,460.1	6,366.9	6,123.6
Plus reinsurance recoverables on unpaid losses	785.7	704.1	529.4
Balance at ending of period	$ 7,245.8	$ 7,071	$ 6,653

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Personal Lines
Favorable development in loss and loss adjustment expense reserves	70.00%	70.00%	55.00%
Personal Lines | Agency Channel
Favorable development in loss and loss adjustment expense reserves	25.00%		25.00%
Personal Lines | Direct Channel
Favorable development in loss and loss adjustment expense reserves	75.00%		75.00%
Accident Year 2009
Favorable development in loss and loss adjustment expense reserves		70.00%
Accident Years 2006 and prior
Favorable development in loss and loss adjustment expense reserves			60.00%

Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 15,333.1	$ 14,700	$ 14,196.3
Ceded	(186.5)	(223.2)	(193.4)
Net premiums written	15,146.6	14,476.8	14,002.9
Direct premiums earned	15,107.5	14,519.2	14,199.4
Ceded	(204.7)	(204.4)	(186.6)
Net premiums earned	$ 14,902.8	$ 14,314.8	$ 14,012.8

REINSURANCE - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance ceded	$ 219.7	$ 312.7	$ 417.6
Non-Auto Reinsurance Programs
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	5.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	95.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	40.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	40.00%

Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	$ 69.8	$ 88.1
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	818	741.5
Percentage of Reinsurance Recoverables	100.00%	100.00%
Non-Auto Reinsurance Programs
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	16.7	35.5
Percentage of Prepaid Reinsurance Premiums	24.00%	40.00%
Reinsurance Recoverables	57.8	51.6
Percentage of Reinsurance Recoverables	7.00%	7.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	53.1	52.6
Percentage of Prepaid Reinsurance Premiums	76.00%	60.00%
Reinsurance Recoverables	760.2	689.9
Percentage of Reinsurance Recoverables	93.00%	93.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	21.4	20
Percentage of Prepaid Reinsurance Premiums	31.00%	23.00%
Reinsurance Recoverables	650.4	578.7
Percentage of Reinsurance Recoverables	80.00%	78.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	19	20.7
Percentage of Prepaid Reinsurance Premiums	27.00%	23.00%
Reinsurance Recoverables	51.4	45.3
Percentage of Reinsurance Recoverables	6.00%	6.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	12.7	11.9
Percentage of Prepaid Reinsurance Premiums	18.00%	14.00%
Reinsurance Recoverables	$ 58.4	$ 65.9
Percentage of Reinsurance Recoverables	7.00%	9.00%

STATUTORY FINANCIAL INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Consolidated statutory policyholders' surplus	$ 5,269.2	$ 5,073
Statutory net income	1,001.7	1,049.1	1,300.8
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	472.6
Aggregate cash dividends paid to the parent company by subsidiaries	874.9
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 1,195.8

EMPLOYEE BENEFIT PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employee Restricted Equity Awards		Dec. 31, 2010 Employee Restricted Equity Awards		Dec. 31, 2009 Employee Restricted Equity Awards		Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2011 Non Employee Director Restricted Equity Awards		Dec. 31, 2010 Non Employee Director Restricted Equity Awards		Dec. 31, 2009 Non Employee Director Restricted Equity Awards		Dec. 31, 2011 Executive Deferred Compensation Plan	Dec. 31, 2011 2003 Incentive Plan Employee Restricted Equity Awards	Dec. 31, 2011 2010 Equity Incentive Plan Employee Restricted Equity Awards	Dec. 31, 2011 2003 Directors Equity Incentive Plan Non Employee Director Restricted Equity Awards	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit Person	Feb. 28, 2009 Performance Based Restricted Equity Awards	Dec. 31, 2011 Performance Based Restricted Equity Awards Person	Dec. 31, 2010 Performance Based Restricted Equity Awards	Mar. 31, 2009 Performance Based Restricted Equity Awards Upper Limit	Dec. 31, 2011 Performance Based Restricted Equity Awards Upper Limit	Dec. 31, 2010 Performance Based Restricted Equity Awards Upper Limit	Mar. 31, 2009 Performance Based Restricted Equity Awards Minimum	Dec. 31, 2011 Performance Based Restricted Equity Awards Minimum	Dec. 31, 2010 Performance Based Restricted Equity Awards Minimum	Dec. 31, 2011 Defined Contribution Pension Plan 401k	Dec. 31, 2010 Defined Contribution Pension Plan 401k	Dec. 31, 2009 Defined Contribution Pension Plan 401k	Dec. 31, 2011 Defined Contribution Pension Plan 401k Upper Limit
Employee Benefits Disclosure [Line Items]
Matching contribution to defined contribution pension plan																																			6.00%
Employee Stock Ownership Plan Shares held	26,900,000
Matching contributions																																$ 64.1	$ 61.3	$ 60.7
Postemployment benefits liability	20.8	20.8
Number of employees, approximately																						130		40
Performance-based awards vesting range																							Either vest or be forfeited in full (i.e., no partial vesting).
Shares authorized																			18,700,000	18,000,000	1,400,000
Shares available for future awards			18,141,922	[1]	20,328,180	[1]	4,753,038	[1]				663,095	[2]	757,201	[2]	869,871	[2]		2,500,000	15,600,000	700,000
Performance-based awards granted vesting percentage of the award amount																										100.00%	200.00%	200.00%	0.00%	0.00%	0.00%
Performance-based awards granted vesting target percentage																								100.00%	100.00%
Aggregate fair value of the restricted equity awards that vested during the period			31.3		24.3		16.8
Deferred Liability Awards Vested							91,856
Description of plan									Prior to 2003, we granted NQSOs. These options became exercisable at various dates not earlier than six months after the date of grant, and remained exercisable for up to ten years from the date of the award.
Vested and expiring									All NQSOs vested on or before January 1, 2007 and expired on December 31, 2011.
Total pretax intrinsic value of options exercised									$ 15.2	$ 40.8	$ 36.1	$ 3.3		$ 5.1		$ 1.9
Requisite service period, minimum												Six months and one day
Vesting period of grants to date												11 or 12 months
Common shares reserved for issuance under executive deferred compensation plan																		3,600,000

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.
[2]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Amounts Charged to Income for Employees Incentive Compensation Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 196.1	$ 257.3	$ 120.4
After Tax	127.5	167.2	78.3
Stock Compensation Plan
Incentive Compensation Plans Expense [Line Items]
Pretax	50.5	45.9	40.3
After Tax	$ 32.8	$ 29.8	$ 26.2

Summary of All Employee Restricted Equity Award Activity (Detail) (Employee Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Restricted Equity Awards
Number of Shares
Beginning of year	11,681,826	[1],[2],[3]	10,614,016	[1],[2],[3]	8,260,696	[1]
Add (deduct):
Granted	2,483,461	[1],[4]	2,841,400	[1],[4]	4,072,152	[1],[4]
Vested	(1,571,237)	[1]	(1,337,647)	[1]	(1,239,281)	[1]
Forfeited	(297,203)	[1]	(435,943)	[1]	(479,551)	[1]
End of year	12,296,847	[1],[2],[3]	11,681,826	[1],[2],[3]	10,614,016	[1],[2],[3]
Available, end of year	18,141,922	[1]	20,328,180	[1]	4,753,038	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 16.55	[2],[3]	$ 17.04	[2],[3]	$ 20.39
Granted	$ 20.03	[4]	$ 17.5	[4]	$ 12.08	[4]
Vested	$ 19.88		$ 22.72		$ 23.14
Forfeited	$ 15.41		$ 15.58		$ 16.98
End of year	$ 16.86	[2],[3]	$ 16.55	[2],[3]	$ 17.04	[2],[3]

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.
[2]	At December 31, 2011, the number of shares included 3,667,204 performance-based awards at their target amounts. We expect 3,791,224 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
[3]	At December 31, 2011, the total unrecognized compensation cost related to unvested equity awards was $82.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.44 years.
[4]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (Employee Restricted Equity Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	2,483,461	[1],[2]	2,841,400	[1],[2]	4,072,152	[1],[2]
Weighted average grant date fair value	$ 20.03	[2]	$ 17.5	[2]	$ 12.08	[2]
Unrecognized compensation cost related to unvested equity awards	$ 82.1
Period of recognition of compensation expense related to unvested equity awards (years)	2.44
Dividend Equivalent Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	55,288		134,644
Weighted average grant date fair value	$ 0		$ 0
Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards target amount	3,667,204
Equity awards to vest	3,791,224

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.
[2]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

Summary of All Employee Stock Option Activity (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Employee Stock Option
Number of Shares
Beginning of year	1,916,416	5,102,888		8,503,273
Antidilution adjustment		97,387	[1]
Deduct:
Exercised	(1,913,552)	(3,283,859)		(3,394,633)
Forfeited	(2,864)	0		(5,752)
End of year	0	1,916,416		5,102,888
Exercisable, end of year	0	1,916,416		5,102,888
Weighted Average Exercise Price
Beginning of year	$ 11.31	$ 9.31		$ 7.71
Exercised	$ 11.31	$ 7.87		$ 5.31
Forfeited	$ 11.28	$ 0		$ 5.69
End of year	$ 0	$ 11.31		$ 9.31
Exercisable, end of year	$ 0	$ 11.31		$ 9.31

[1]	During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

Summary of All Employee Stock Option Activity (Parenthetical) (Detail) (Employee Stock Option, USD $)	12 Months Ended
Dec. 31, 2010
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extraordinary cash dividends declared Per common share	$ 1

Summary of all Directors Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	109,545		118,984		105,420
Add (deduct):
Granted	94,106		112,670		129,467
Vested	(109,545)		(122,109)		(105,420)
Forfeited	0		0		(10,483)
End of year	94,106		109,545		118,984
Available, end of year	663,095	[1]	757,201	[1]	869,871	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 20.86		$ 15.79		$ 17.96
Granted	$ 21.8		$ 20.75		$ 15.78
Vested	$ 20.86		$ 15.82		$ 17.96
Forfeited	$ 0		$ 0		$ 15.74
End of year	$ 21.8		$ 20.86		$ 15.79

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of all Stock Option Activity for both Current and Former Directors (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Non Employee Director Stock Option
Number of Shares
Beginning of year	120,125		312,545		401,357
Antidilution adjustment			5,787	[1]
Deduct:
Exercised	(83,888)		(198,207)		(88,812)
End of year	36,237		120,125		312,545
Exercisable, end of year	36,237	[2]	120,125	[2]	312,545	[2]
Weighted Average Exercise Price
Beginning of year	$ 10.34		$ 8.46		$ 8.6
Exercised	$ 9.41		$ 7.07		$ 9.1
End of year	$ 12.51		$ 10.34		$ 8.46
Exercisable, end of year	$ 12.51	[2]	$ 10.34	[2]	$ 8.46	[2]

[1]	During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.
[2]	The 1998 Directors' Stock Option Plan has expired.

Summary of all Stock Option Activity for both Current and Former Directors (Parenthetical) (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
Dec. 31, 2010
Non Employee Director Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extraordinary cash dividends declared Per common share	$ 1

Director Stock Options Outstanding and Exercisable (Detail) (Non Employee Director Stock Option, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2009
Non Employee Director Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	36,237	[1]	120,125	[1]	312,545	[1]
Weighted Average Exercise Price	$ 12.51	[1]	$ 10.34	[1]	$ 8.46	[1]
Aggregate Intrinsic Value	$ 0.3
Weighted Average Remaining Contractual Life	0.3
Closing Stock Price	$ 19.51

[1]	The 1998 Directors' Stock Option Plan has expired.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 101.4		$ 98.4
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	35.2	[1]	31.1	[1]
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	$ 66.2		$ 67.3

[1]	Includes 0.7 million and 0.5 million common shares as of December 31, 2011 and 2010, respectively, to be distributed in common shares.

Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Parenthetical) (Detail) (Progressive common shares) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares held in Deferral Plan Irrevocable Grantor Trust account to be distributed in-kind	0.7	0.5

SEGMENT INFORMATION - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation	$ 88.5	$ 83.1	$ 87.3
Underwriting Operations Segment | Personal Lines | Agency Channel | Minimum
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages	35,000

Operating Results (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 15,508.1		$ 14,963.3		$ 14,563.6
Pretax Profit (Loss)	1,487		1,565.2		1,556.9
Underwriting Operations Segment
Segment Reporting Information [Line Items]
Revenues	14,902.8		14,314.8		14,012.8
Pretax Profit (Loss)	1,047.3		1,083.5		1,175.6
Underwriting Operations Segment | Personal Lines
Segment Reporting Information [Line Items]
Revenues	13,431.1	[1]	12,826.9	[1]	12,365.9	[1]
Pretax Profit (Loss)	919.3	[1]	892.1	[1]	937.1	[1]
Underwriting Operations Segment | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	7,627.4		7,419.7		7,414.8
Pretax Profit (Loss)	564.9		601		579.2
Underwriting Operations Segment | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	5,803.7		5,407.2		4,951.1
Pretax Profit (Loss)	354.4		291.1		357.9
Underwriting Operations Segment | Commercial Auto
Segment Reporting Information [Line Items]
Revenues	1,467.1		1,474.2		1,623.3
Pretax Profit (Loss)	133.5		185		229.8
Underwriting Operations Segment | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	4.6		13.7		23.6
Pretax Profit (Loss)	(5.5)		6.4		8.7
Service Businesses
Segment Reporting Information [Line Items]
Revenues	22.8		25.9		16.7
Pretax Profit (Loss)	3.4		4.5		(2.7)
Investments
Segment Reporting Information [Line Items]
Revenues	582.6	[2]	616.2	[2]	534.1	[2]
Pretax Profit (Loss)	569.1	[2]	604.3	[2]	523	[2]
Net gain (loss) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	(0.1)		6.4		0
Pretax Profit (Loss)	(0.1)		6.4		0
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (132.7)		$ (133.5)		$ (139)

[1]	Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2011, and 90% in both 2010 and 2009; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Operating Results (Parenthetical) (Detail) (Underwriting Operations Segment, Personal Lines, Personal Auto)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Underwriting Operations Segment | Personal Lines | Personal Auto
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	91.00%	90.00%	90.00%

Underwriting Margins and Combined Ratios for our Underwriting Operations (Detail) (Underwriting Operations Segment)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Underwriting Margin	7.00%		7.60%		8.40%
Combined Ratio	93.00%		92.40%		91.60%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	6.80%		7.00%		7.60%
Combined Ratio	93.20%		93.00%		92.40%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.40%		8.10%		7.80%
Combined Ratio	92.60%		91.90%		92.20%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	6.10%		5.40%		7.20%
Combined Ratio	93.90%		94.60%		92.80%
Commercial Auto
Segment Reporting Information [Line Items]
Underwriting Margin	9.10%		12.50%		14.20%
Combined Ratio	90.90%		87.50%		85.80%
Other Indemnity
Segment Reporting Information [Line Items]
Underwriting Margin		[1]		[1]		[1]
Combined Ratio		[1]		[1]		[1]

[1]	Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.

Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net unrealized gains (losses) on securities, pretax:
Net non-credit related OTTI losses, adjusted for valuation changes, pretax	$ (5.5)		$ 21.4		$ (24.1)
Change in net unrealized gains (losses) on securities, pretax	(130)	[1]	518.6	[1]	1,071.8	[1]
Net unrealized gains (losses) on forecasted transactions, pretax:
Net unrealized gains (losses) on forecasted transactions arising during period, pretax	(5.1)	[2]	0	[2]	0	[2]
Reclassification adjustment for amounts realized in net income, pretax	(5.3)	[3]	(10.6)	[3]	(5.1)	[3]
Change in net unrealized gains on forecasted transactions, pretax	(10.4)		(10.6)		(5.1)
Foreign currency translation adjustment, pretax	0.2		1.2		1.4
Other comprehensive income (loss), pretax	(140.2)		509.2		1,068.1
Net unrealized gains (losses) on forecasted transactions, tax (provision) benefit:
Net unrealized gains (losses) on forecasted transactions arising during period, tax (provision) benefit	1.8	[2]	0	[2]	0	[2]
Reclassification adjustment for amounts realized in net income, tax (provision) benefit	1.8	[3]	3.7	[3]	1.8	[3]
Change in net unrealized gains on forecasted transactions, tax (provison) benefit	3.6		3.7		1.8
Foreign currency translation adjustment, tax (provision) benefit	(0.1)		(0.9)		0
Other comprehensive income (loss), tax (provision) benefit	49		(178.7)		(373.4)
Net unrealized gains (losses) on forecasted transactions, after tax:
Net unrealized gains (losses) on forecasted transactions arising during period, after tax	(3.3)	[2]	0	[2]	0	[2]
Reclassification adjustment for amounts realized in net income, after tax	(3.5)	[3]	(6.9)	[3]	(3.3)	[3]
Change in net unrealized gains on forecasted transactions, after tax	(6.8)		(6.9)		(3.3)
Foreign currency translation adjustment, after tax	0.1		0.3		1.4
Other comprehensive income (loss), after tax	(91.2)		330.5		694.7
Net unrealized gains (losses) securities, tax (provision) benefit
Net non-credit related OTTI losses, adjusted for valuation changes, tax (provision) benefit	1.9		(7.5)		8.4
Change in net unrealized gains (losses) on securities, tax (provision) benefit	45.5	[1]	(181.5)	[1]	(375.2)	[1]
Net unrealized gains (losses) on securities, after tax:
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	(3.6)		13.9		(15.7)
Change in net unrealized gains (losses) on securities, after tax	(84.5)	[1]	337.1	[1]	696.6	[1]
Fixed maturities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	132.9		302.9		519.4
Reclassification adjustment for (gains) losses realized in net income, pretax	(47.4)		46.3		(8.5)
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	(46.5)		(106)		(181.8)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	16.6		(16.2)		3
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	86.4		196.9		337.6
Reclassification adjustment for (gains) losses realized in net income, after tax	(30.8)		30.1		(5.5)
Equity securities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	(57.5)		241.7		671.7
Reclassification adjustment for (gains) losses realized in net income, pretax	(152.5)		(93.7)		(86.7)
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	20.1		(84.6)		(235.1)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	53.4		32.8		30.3
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	(37.4)		157.1		436.6
Reclassification adjustment for (gains) losses realized in net income, after tax	$ (99.1)		$ (60.9)		$ (56.4)

[1]	December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.
[2]	Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction, which was closed in 2009.
[3]	We expect to reclassify $2.3 million (pretax) into income during the next 12 months. During 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 - Debt for further discussion).

Components of Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in unrealized gains (losses) from cumulative effect of change in accounting principle, net of tax			$ 189.6
Change in unrealized gains (losses) from cumulative effect of change in accounting principle, pretax			291.8
Net unrealized gains on forecasted transactions, related to the Debentures that were extinguished pursuant to the Tender Offer, reclassified from accumulated other comprehensive income to net realized gains/losses on securities, pretax	0.3	5.8
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	$ 2.3

Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
2012	$ 53
2013	42.1
2014	26
2015	15.3
2016	7.8
Thereafter	13.8
Total	$ 158

Expense Incurred for Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Expense	$ 80.8	$ 96.7	$ 109

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Minimum commitment under noncancelable purchase obligations	$ 174.3